 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 1997.

                                             1933 ACT REGISTRATION NO. 333-16611
                                             1940 ACT REGISTRATION NO. 811-07943
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No. 2      [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 2                    [X]

                        (Check appropriate box or boxes)

                                ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST III
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

                                                    With a copy to:
    Gifford R. Zimmerman, Esq.--Vice                Thomas A. Harman
 President and Assistant Secretary
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO.

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO.

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to
                  Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                      NUVEEN FLAGSHIP MULTISTATE TRUST III

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN PART A
    OF FORM N-1A                                    PROSPECTUS LOCATION
    ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN PART B                           LOCATION IN STATEMENT
    OF FORM N-1A                             OF ADDITIONAL INFORMATION
      ----------                             -------------------------

10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST III

                             333 West Wacker Drive

                            Chicago, Illinois 60606

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Flagship Alabama Municipal Bond Fund
Nuveen Flagship Georgia Municipal Bond Fund
Nuveen Flagship Louisiana Municipal Bond Fund
Nuveen Flagship North Carolina Municipal Bond Fund
Nuveen Flagship South Carolina Municipal Bond Fund
Nuveen Flagship Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are diversified funds and part of the Nuveen Multistate Trust III, an open-end investment company. Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES                           14
 Investment Objective                     14
 How the Funds Select Investments         14
 Risk Reduction Strategies                15
INVESTING IN THE FUNDS                    16
 How to Buy Fund Shares                   16
 How to Select a Purchase Option          16
 How to Sell Fund Shares                  17
 Exchanging Shares                        18
 Optional Features and Services           19
DIVIDENDS AND TAXES                       20
 How the Funds Pay Dividends              20
 Taxes and Tax Reporting                  21
 Taxable Equivalent Yields                22
GENERAL INFORMATION                       22
 How to Contact Nuveen                    22
 Fund Service Providers                   22
 How the Funds Report Performance         23
 How Fund Shares are Priced               23
 Organization                             24
APPENDIX
 Special State Considerations             24

                                                               FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Flagship Alabama Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         April 11, 1994
NET ASSETS:
         $3.8 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.15%             5.59%             5.01%             5.22%             5.59%
INCEPTION        6.22%             7.96%             7.32%             7.54%             7.92%
-----------------------------------------------------------------------------------------------

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

                            [BAR CHART APPEARS HERE]

                           Average Maturity 18.9
                           Average Modified Duration  8.6

--------------------------------------------------------------------------------

CREDIT QUALITY

                            [PIE CHART APPEARS HERE]

                                   AAA (67%)
                                   AA (8%)
                                   A (18%)
                                   BBB (7%)

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

                            [PIE CHART APPEARS HERE]

                          Education (20%)
                          Pre-refunded (11%)
                          Industrial Development and
                          Pollution Control (10%)
                          Municipal Revenue/
                          Water & Sewer (10%)
                          Non-State General
                          Obligations (9%)
                          Other (40%)

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

--------------------------------------------------------------------------------------------
                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --
--------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%    0.55%

12B-1 FEES        0.20%    0.95%    0.75%     --

OTHER             2.49%    2.49%    2.49%    2.49%
---------------------------------------------------
  TOTAL (GROSS)   3.24%    3.99%    3.79%    3.04%
WAIVERS/
REIMBURSEMENTS   (2.99%)  (2.99%)  (2.99%)  (2.99%)
---------------------------------------------------

  TOTAL (NET)     0.25%    1.00%    0.80%    0.05%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                   $44                  $ 50                   $ 8                   $ 1
3 YEARS                  $50                  $ 64                   $26                   $ 2
5 YEARS                  $55                  $ 67                   $44                   $ 3
10 YEARS                 $72                  $101                   $99                   $ 6

 Information as of 11/30/96               See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ----------------  ------------------------------------------------------------------
------------------ --------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (4/94)
 1997(e)           $9.77     $.26        $.42          $ (.26)    $  --     $10.19
-------------------------------------------------------------------------------------
 1996               9.94      .53        (.17)           (.53)       --       9.77
-------------------------------------------------------------------------------------
 1995               9.66      .52         .28            (.52)       --       9.94
-------------------------------------------------------------------------------------
 1994(d)            9.58      .03         .09            (.04)       --       9.66
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (4/94)
 1997(e)           14.20%+   $3.8       .54%+       5.21%+         66%
-------------------------------------------------------------------------------------
 1996               3.72      3.3       .48         5.24           42
-------------------------------------------------------------------------------------
 1995               8.77      1.9       .16         5.47          120
-------------------------------------------------------------------------------------
 1994(d)            9.34       .4       --          2.42+          --
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.45% to 0.25% and on Class C from 1.00% to 0.80%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Georgia Municipal Bond Fund

                            PERFORMANCE INFORMATION
INCEPTION: March 27, 1986
NET ASSETS: $121.5 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.07%             5.50%             4.93%             5.03%             5.50%
5 YEARS          6.21%             7.13%             6.54%             6.56%             7.13%
10 YEARS         6.60%             7.06%             6.59%             6.48%             7.06%
INCEPTION        7.13%             7.56%             7.12%             6.97%             7.56%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           (BAR CHART APPEARS HERE)
                         Average Maturity 23.2
                         Average Modified Duration 9.1

--------------------------------------------------------------------------------
CREDIT QUALITY

                           (PIE CHART APPEARS HERE)
                                   NR (1%)
                                   BBB (11%)
                                   A (20%)
                                   AA (18%)
                                   AAA (50%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           (PIE CHART APPEARS HERE)
                              Other (33%)
                              Municipal Revenue/
                              Utility (10%)
                              Hospitals (12%)
                              Housing/Single
                              Family (16%)
                              Special Tax
                              Revenue (16%)
                              Housing/
                              Multifamily (13%)

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)


                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --  (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(4)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%    0.55%
12B-1 FEES        0.20%    0.95%    0.75%     --
OTHER EXPENSES    0.16%    0.16%    0.16%    0.16%
---------------------------------------------------
  TOTAL (GROSS)   0.91%    1.66%    1.46%    0.71%
WAIVERS/
REIMBURSEMENTS   (0.38%)  (0.38%)  (0.38%)  (0.38%)
---------------------------------------------------
  TOTAL (NET)     0.53%    1.28%    1.08%    0.33%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 47                  $ 53                  $ 11                   $ 3
3 YEARS                 $ 58                  $ 73                  $ 34                   $11
5 YEARS                 $ 70                  $ 82                  $ 60                   $19
10 YEARS                $106                  $134                  $132                   $42

 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------ --------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (3/86)
 1997(e)           $10.20    $.28       $.44           $(.28)     $ --      $10.64
-------------------------------------------------------------------------------------
 1996               10.46     .57       (.25)           (.58)       --       10.20
-------------------------------------------------------------------------------------
 1995               10.23     .58        .23            (.58)       --       10.46
-------------------------------------------------------------------------------------
 1994               10.62     .59       (.39)           (.59)       --       10.23
-------------------------------------------------------------------------------------
 1993               10.16     .62        .45            (.61)       --       10.62
-------------------------------------------------------------------------------------
 1992                9.95     .63        .21            (.63)       --       10.16
-------------------------------------------------------------------------------------
 1991                9.67     .64        .28            (.64)       --        9.95
-------------------------------------------------------------------------------------
 1990                9.88     .65       (.22)           (.64)       --        9.67
-------------------------------------------------------------------------------------
 1989                9.30     .65        .59            (.66)       --        9.88
-------------------------------------------------------------------------------------
 1988                9.19     .66        .11            (.66)       --        9.30
-------------------------------------------------------------------------------------
 1987                9.46     .62       (.24)           (.64)(f)   (.01)      9.19
-------------------------------------------------------------------------------------
 1986(d)             9.58     .10       (.13)           (.09)       --        9.46
-------------------------------------------------------------------------------------
 CLASS C (1/94)
 1997(e)            10.18     .25        .44            (.25)       --       10.62
-------------------------------------------------------------------------------------
 1996               10.44     .51       (.25)           (.52)       --       10.18
-------------------------------------------------------------------------------------
 1995               10.21     .52        .23            (.52)       --       10.44
-------------------------------------------------------------------------------------
 1994(d)            10.91     .19       (.69)           (.20)       --       10.21
-------------------------------------------------------------------------------------

------------------ --------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (3/86)
 1997(e)            14.35%+  $110.6      .86%+      5.47%+        25%
-------------------------------------------------------------------------------------
 1996                3.05     107.9      .80        5.46          59
-------------------------------------------------------------------------------------
 1995                8.31     113.4      .83        5.79          40
-------------------------------------------------------------------------------------
 1994                1.83     123.1      .70        5.47          39
-------------------------------------------------------------------------------------
 1993               10.84     101.2      .62        5.88          30
-------------------------------------------------------------------------------------
 1992                8.81      70.7      .57        6.31          21
-------------------------------------------------------------------------------------
 1991                9.90      44.8      .72        6.60          24
-------------------------------------------------------------------------------------
 1990                4.55      36.0      .84        6.62          34
-------------------------------------------------------------------------------------
 1989               13.77      35.6      .96        6.74          23
-------------------------------------------------------------------------------------
 1988                8.61      29.7      .91        7.14          46
-------------------------------------------------------------------------------------
 1987                4.13      33.4      .71        6.37          41
-------------------------------------------------------------------------------------
 1986(d)            (1.80)      8.4      .83+       5.48+          6
-------------------------------------------------------------------------------------
 CLASS C (1/94)
 1997(e)            13.79+     10.8     1.41+       4.90+         25
-------------------------------------------------------------------------------------
 1996                2.48       9.4     1.34        4.90          59
-------------------------------------------------------------------------------------
 1995                7.72       7.0     1.38        5.18          40
-------------------------------------------------------------------------------------
 1994(d)           (10.96)      4.3     1.27+       4.55+         39
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.
(f) Includes a return of capital of $.02 per share.

--------------------------------------------------------------------------------
NOTES:

(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A Shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.73% to 0.53% and on Class C from 1.28% to 1.08%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's divi-dend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Louisiana Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:September 12, 1989
NET ASSETS: $82.0 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           2.13%             6.60%             6.02%             6.03%             6.60%
5 YEARS          7.40%             8.32%             7.73%             7.77%             8.32%
INCEPTION        8.02%             8.67%             8.07%             8.10%             8.67%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           (BAR CHART APPEARS HERE)

                        Average Maturity 22.4
                        Average Modified Duration 8.6

--------------------------------------------------------------------------------
CREDIT QUALITY


                           (PIE CHART APPEARS HERE)

                                   NR (3%)
                                   BBB (17%)
                                   A (12%)
                                   AA (8%)
                                   AAA (60%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           (PIE CHART APPEARS HERE)

                           Industrial Development &
                           Pollution Control (21%)
                           Other (29%)
                           Hospitals (21%)
                           Non-State General
                           Obligations (15%)
                           Special Tax
                           Revenue (9%)
                           Escrowed to
                           Maturity (5%)

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.55%   0.55%   0.55%   0.55%
12B-1 FEES        0.20%   0.95%   0.75%      --
OTHER             0.20%   0.20%   0.20%   0.20%
------------------------------------------------
  TOTAL (GROSS)   0.95%   1.70%   1.50%   0.75%
WAIVERS/
REIMBURSEMENTS   (0.27%) (0.27%) (0.27%) (0.27%)
------------------------------------------------
  TOTAL (NET)     0.68%   1.43%   1.23%   0.48%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on tht Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 54                  $ 13                   $ 5
3 YEARS                 $ 63                  $ 77                  $ 39                   $15
5 YEARS                 $ 78                  $ 90                  $ 68                   $27
10 YEARS                $123                  $151                  $149                   $60


 Information as of 11/30/96         See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ----------------  ------------------------------------------------------------------
------------------ --------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/89)
 1997(e)           $10.71    $.29        $.49          $(.29)     $  --     $11.20
-------------------------------------------------------------------------------------
 1996               10.80     .59        (.08)          (.60)        --      10.71
-------------------------------------------------------------------------------------
 1995               10.48     .60         .32           (.60)        --      10.80
-------------------------------------------------------------------------------------
 1994               10.93     .61        (.40)          (.62)      (.04)     10.48
-------------------------------------------------------------------------------------
 1993               10.30     .64         .67           (.63)      (.05)     10.93
-------------------------------------------------------------------------------------
 1992               10.02     .65         .35           (.65)      (.07)     10.30
-------------------------------------------------------------------------------------
 1991                9.63     .66         .40           (.67)        --      10.02
-------------------------------------------------------------------------------------
 1990(d)             9.58     .44         .04           (.43)        --       9.63
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)            10.70     .26         .49           (.26)        --      11.19
-------------------------------------------------------------------------------------
 1996               10.80     .53        (.09)          (.54)        --      10.70
-------------------------------------------------------------------------------------
 1995               10.48     .54         .32           (.54)        --      10.80
-------------------------------------------------------------------------------------
 1994(d)            11.29     .16        (.81)          (.16)        --      10.48
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/89)
 1997(e)            14.85%+   $75.9      .83%+      5.36%+        18%
-------------------------------------------------------------------------------------
 1996                4.77      72.0      .80        5.46          26
-------------------------------------------------------------------------------------
 1995                9.20      68.1      .83        5.80          44
-------------------------------------------------------------------------------------
 1994                1.77      66.8      .66        5.56          22
-------------------------------------------------------------------------------------
 1993               13.12      54.5      .61        5.95          29
-------------------------------------------------------------------------------------
 1992               10.35      38.9      .49        6.43          43
-------------------------------------------------------------------------------------
 1991               11.47      27.8      .38        6.79          57
-------------------------------------------------------------------------------------
 1990(d)             6.52      16.7      .44+       6.40+         32
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)            14.28+      6.1     1.38+       4.81+         18
-------------------------------------------------------------------------------------
 1996                4.12       5.7     1.35        4.87          26
-------------------------------------------------------------------------------------
 1995                8.59       3.2     1.37        5.21          44
-------------------------------------------------------------------------------------
 1994(d)           (17.21)      1.5     1.23+       4.79+         22
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.


--------------------------------------------------------------------------------
NOTES:
(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the fund eliminated the 0.20% distribution fee for Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.88% to 0.68% and on Class C from 1.43% to 1.23%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's divi-dend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship North Carolina Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: March 27, 1986
NET ASSETS: $195.1 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           -.01%             4.37%             3.80%             3.90%             4.37%
5 YEARS          5.93%             6.84%             6.26%             6.22%             6.84%
10 YEARS         6.41%             6.86%             6.40%             6.26%             6.86%
INCEPTION        6.63%             7.06%             6.62%             6.45%             7.06%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

(BAR CHART APPEARS HERE)
Average Maturity 18.4
Average Modified Duration 7.5

--------------------------------------------------------------------------------
CREDIT QUALITY

                           (PIE CHART APPEARS HERE)

                                   NR (3%)
                                   BBB (15%)
                                   A (16%)
                                   AAA (38%)
                                   AA (28%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           (PIE CHART APPEARS HERE)

                          Other (30)%
                          Industrial Development
                          and Pollution Control (10)%
                          Municipal Revenue/
                          Water & Sewer (10)%
                          Hospitals (20)%
                          Pre-refunded (16)%
                          Municipal
                          Revenue/Utility (14)%

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.55%   0.55%   0.55%   0.55%
12B-1 FEES        0.20%   0.95%   0.75%    --
OTHER EXPENSES    0.15%   0.15%   0.15%   0.15%
------------------------------------------------
  TOTAL (GROSS)   0.90%   1.65%   1.45%   0.70%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
TOTAL (NET)       0.90%   1.65%   1.45%   0.70%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 84                  $ 46                   $22
5 YEARS                 $ 90                  $101                  $ 79                   $39
10 YEARS                $148                  $175                  $174                   $87


 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------ -----------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (3/86)
 1997(e)           $10.05    $.27       $ .30          $(.27)     $  --     $10.35
-------------------------------------------------------------------------------------
 1996               10.23     .55        (.18)          (.55)        --      10.05
-------------------------------------------------------------------------------------
 1995               10.08     .57         .15           (.57)        --      10.23
-------------------------------------------------------------------------------------
 1994               10.51     .57        (.42)          (.58)        --      10.08
-------------------------------------------------------------------------------------
 1993                9.97     .58         .55           (.59)        --      10.51
-------------------------------------------------------------------------------------
 1992                9.70     .60         .27           (.60)        --       9.97
-------------------------------------------------------------------------------------
 1991                9.46     .61         .24           (.61)        --       9.70
-------------------------------------------------------------------------------------
 1990                9.59     .61        (.13)          (.61)        --       9.46
-------------------------------------------------------------------------------------
 1989                8.93     .62         .66           (.62)        --       9.59
-------------------------------------------------------------------------------------
 1988                8.80     .62         .13           (.62)        --       8.93
-------------------------------------------------------------------------------------
 1987                9.17     .61        (.36)          (.62)(f)     --       8.80
-------------------------------------------------------------------------------------
 1986(d)             9.58     .08        (.40)          (.09)        --       9.17
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            10.03     .24         .31           (.24)        --      10.34
-------------------------------------------------------------------------------------
 1996               10.22     .49        (.18)          (.50)        --      10.03
-------------------------------------------------------------------------------------
 1995               10.06     .51         .16           (.51)        --      10.22
-------------------------------------------------------------------------------------
 1994(d)            10.84     .32        (.78)          (.32)        --      10.06
-------------------------------------------------------------------------------------

------------------ -----------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (3/86)
 1997(e)            11.43%+  $188.2      .96%+      5.30%+        16%
-------------------------------------------------------------------------------------
 1996                3.67     185.0      .90        5.32          54
-------------------------------------------------------------------------------------
 1995                7.45     191.9      .91        5.73          35
-------------------------------------------------------------------------------------
 1994                1.30     196.1      .89        5.41          21
-------------------------------------------------------------------------------------
 1993               11.66     169.9      .95        5.70          12
-------------------------------------------------------------------------------------
 1992                9.30     131.5      .98        6.10          17
-------------------------------------------------------------------------------------
 1991                9.28     108.9      .99        6.36          12
-------------------------------------------------------------------------------------
 1990                5.16      96.3      .94        6.40          34
-------------------------------------------------------------------------------------
 1989               14.78      87.5      .92        6.66          21
-------------------------------------------------------------------------------------
 1988                8.77      68.1      .83        6.93          75
-------------------------------------------------------------------------------------
 1987                2.54      66.1      .49        6.48          69
-------------------------------------------------------------------------------------
 1986(d)           (19.48)     14.0      .67+       4.75+         17
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            11.06+      6.9     1.51+       4.74+         16
-------------------------------------------------------------------------------------
 1996                3.01       6.6     1.45        4.77          54
-------------------------------------------------------------------------------------
 1995                6.97       6.0     1.46        5.13          35
-------------------------------------------------------------------------------------
 1994(d)            (6.26)      4.2     1.49+       4.65+         21
-------------------------------------------------------------------------------------

  + Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.
(f) Includes a return of capital of $.01 per share.

NOTES:
--------------------------------------------------------------------------------
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee for Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.10% to 0.90% and on Class C from 1.65% to 1.45%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship South Carolina Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         July 6, 1993
NET ASSETS:
         $11.2 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.57%             4.98%             4.41%             4.62%             4.98%
INCEPTION        4.09%             5.41%             4.83%             5.04%             5.41%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

                           (BAR CHART APPEARS HERE)

                         Average Maturity 18.5
                         Average Modified Duration 7.8

--------------------------------------------------------------------------------
CREDIT QUALITY

                           (PIE CHART APPEARS HERE)

                                   NR (5%)
                                   BBB (12%)
                                   A (14%)
                                   AA (16%)
                                   AAA (53%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           (PIE CHART APPEARS HERE)

                            Education (9%)
                            Other (35%)
                            Municipal Revenue/
                            Water & Sewer (18%)
                            Municipal Revenue/
                            Utility (13%)
                            Municipal Appropriation
                            Obligations (13%)
                            Non-State General
                            Obligations (12%)
--------------------------------------------------------------------------------
                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                       --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS     -- (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)

(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.55%   0.55%   0.55%   0.55%

12B-1 FEES        0.20%   0.95%   0.75%    --

OTHER EXPENSES    0.76%   0.76%   0.76%   0.76%
------------------------------------------------
  TOTAL (GROSS)   1.51%   2.26%   2.06%   1.31%

WAIVERS/
REIMBURSEMENTS   (1.15%) (1.15%) (1.15%) (1.15%)
------------------------------------------------
  TOTAL (NET)     0.36%   1.11%   0.91%   0.16%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                   $46                  $ 51                  $  9                   $ 2
3 YEARS                  $53                  $ 68                  $ 29                   $ 5
5 YEARS                  $61                  $ 73                  $ 50                   $ 9
10 YEARS                 $86                  $114                  $112                   $20


 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------ -----------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (7/93)
 1997(e)           $ 9.28    $.24       $ .34          $  (.25)   $  --     $ 9.61
-------------------------------------------------------------------------------------
 1996                9.45     .48        (.15)            (.50)      --       9.28
-------------------------------------------------------------------------------------
 1995                9.20     .50         .25             (.50)      --       9.45
-------------------------------------------------------------------------------------
 1994(d)             9.58     .42        (.38)            (.39)     (.03)     9.20
-------------------------------------------------------------------------------------

------------------ -----------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (7/93)
 1997(e)           12.67%+   $ 11.2     .60%+       5.10%+        34%
-------------------------------------------------------------------------------------
 1996               3.53       10.5     .71         4.98          76
-------------------------------------------------------------------------------------
 1995               8.54        9.0     .40         5.54          87
-------------------------------------------------------------------------------------
 1994(d)             .15        6.3     .40+        4.82+         88
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.





-------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.56% to 0.36% and on Class C from 1.11% to 0.91%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Asso-ciation of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total oper-ating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship Tennessee Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: November 2, 1987
NET ASSETS: $274.1 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.74%             5.16%             4.58%             4.58%             5.16%
5 YEARS          6.23%             7.14%             6.56%             6.52%             7.14%
INCEPTION        7.57%             8.08%             7.56%             7.47%             8.08%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

                           (BAR CHART APPEARS HERE)

                         Average Maturity 19.3
                         Average Modified Duration 7.0

--------------------------------------------------------------------------------
CREDIT QUALITY

                           (PIE CHART APPEARS HERE)

                                   NR (1%)
                                   BBB (10%)
                                   A (19%)
                                   AA (23%)
                                   AAA (47%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           (PIE CHART APPEARS HERE)

                           Industrial Development &
                           Pollution Control (19%)
                           Other (34%)
                           Hospitals (17%)
                           Pre-refunded (15%)
                           Municipal Revenue/
                           Utility (8%)
                           Housing/Single
                           Family (7%)

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                       --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS     -- (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.54%   0.54%   0.54%   0.54%
12B-1 FEES        0.20%   0.95%   0.75%       --
OTHER EXPENSES    0.13%   0.13%   0.13%   0.13%
------------------------------------------------
  TOTAL (GROSS)   0.87%   1.62%   1.42%   0.67%
WAIVERS/
REIMBURSEMENTS   (0.05%) (0.05%) (0.05%) (0.05%)
------------------------------------------------
  TOTAL (NET)     0.82%   1.57%   1.37%   0.62%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 56                  $ 14                   $ 6
3 YEARS                 $ 67                  $ 81                  $ 43                   $20
5 YEARS                 $ 86                  $ 97                  $ 75                   $35
10 YEARS                $139                  $167                  $165                   $77

 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------ ------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (11/87)
 1997(e)           $10.83    $.29       $ .34          $(.29)     $  --     $11.17
-------------------------------------------------------------------------------------
 1996               11.01     .59        (.18)          (.59)        --      10.83
-------------------------------------------------------------------------------------
 1995               10.78     .60         .23           (.60)        --      11.01
-------------------------------------------------------------------------------------
 1994               11.23     .61        (.43)          (.61)      (.02)     10.78
-------------------------------------------------------------------------------------
 1993               10.56     .62         .68           (.63)        --      11.23
-------------------------------------------------------------------------------------
 1992               10.34     .65         .22           (.65)        --      10.56
-------------------------------------------------------------------------------------
 1991               10.09     .67         .26           (.67)      (.01)     10.34
-------------------------------------------------------------------------------------
 1990               10.26     .67        (.15)          (.67)      (.02)     10.09
-------------------------------------------------------------------------------------
 1989                9.65     .68         .60           (.67)        --      10.26
-------------------------------------------------------------------------------------
 1988(d)             9.58     .35         .09           (.37)        --       9.65
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            10.82     .26         .34           (.26)        --      11.16
-------------------------------------------------------------------------------------
 1996               11.00     .53        (.18)          (.53)        --      10.82
-------------------------------------------------------------------------------------
 1995               10.78     .54         .22           (.54)        --      11.00
-------------------------------------------------------------------------------------
 1994(d)            11.61     .35        (.83)          (.34)      (.010)    10.78
-------------------------------------------------------------------------------------

------------------ ------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (11/87)
 1997(e)            11.83%+  $258.6      .93%+      5.28%+        15%
---------------------------------------------------------------------------
 1996                3.78     250.9      .88        5.30          38
---------------------------------------------------------------------------
 1995                8.04     241.8      .89        5.64          23
---------------------------------------------------------------------------
 1994                1.55     236.2      .76        5.42          17
---------------------------------------------------------------------------
 1993               12.60     191.8      .88        5.66          15
---------------------------------------------------------------------------
 1992                8.66     126.8      .84        6.18          35
---------------------------------------------------------------------------
 1991                9.73      92.4      .76        6.60          30
---------------------------------------------------------------------------
 1990                5.53      73.8      .78        6.57          56
---------------------------------------------------------------------------
 1989               13.89      62.0      .62        6.80          50
---------------------------------------------------------------------------
 1988(d)             7.50      23.7      .47+       6.35+         23
---------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            11.26+     15.5     1.48+       4.73+         15
---------------------------------------------------------------------------
 1996                3.22      15.5     1.43        4.75          38
---------------------------------------------------------------------------
 1995                7.35      12.5     1.44        5.08          23
---------------------------------------------------------------------------
 1994(d)            (5.92)     10.7     1.23+       4.80+         17
---------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c)After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.


-------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.02% to 0.82% and on Class C from 1.57% to 1.37%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Asso-ciation of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total oper-ating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

 FUND STRATEGIES


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

-------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the ratings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold


-------------------------------------------------------------------------------
and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the Alabama and South Carolina Funds generally are subject to greater share price fluctuations due to these changes than the Georgia, Louisiana, North Carolina, and Tennessee Funds described in this prospectus, which are diversified funds.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;
  and

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the Georgia, Louisiana, North Carolina, and Tennessee Funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           4.20%                4.38%                 3.70%
    $50,000-100,000           4.00                 4.18                  3.50
   $100,000-250,000           3.50                 3.63                  3.00
   $250,000-500,000           2.50                 2.56                  2.00
 $500,000-1,000,000           2.00                 2.04                  1.50
$1,000,000 and over            --(1)                --                    --(1)
------------------------------------------------------------------------------------

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.



-------------------------------------------------------------------------------

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support to authorized dealers in connection with sales meet-ings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs. Nuveen pays for these programs at its own expense and not out of fund assets.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions      Sales Charge Waivers

 . Rights of Accumulation     . Unit Trust Reinvestment

 . Letter of Intent (LOI)     . Purchases using Redemptions from Unrelated Funds

 . Group Purchase             . Fee-Based Programs

                             . Bank Trust Departments

                             . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

--------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

DURING YEAR      1         2         3         4         5         6        7+
--------------------------------------------------------------------------------
CDSC            5%        4%        4%        3%        2%        1%        0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, but Class C shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your finan-cial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC were applicable.



--------------------------------------------------------------------------------

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

-------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen national or state mutual fund. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."



-------------------------------------------------------------------------------

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

--------------------------------------------------------------------------------
THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                  ACCOUNT VALUES FOR TOTAL RETURNS OF
                    AMOUNT       -------------------------------------
          YEAR     INVESTED       4.00%          5.00%          6.00%
          -----    --------      -------        -------        -------
            0      $ 2,874       $ 2,874        $ 2,874        $ 2,874
            5        8,622         9,861         10,203         10,561
           10       14,370        18,391         19,610         20,929
           15       20,118        28,807         31,681         34,913
           20       25,866        41,525         47,173         53,779

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.



--------------------------------------------------------------------------------

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT-ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.
 DIVIDENDS AND TAXES


-------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first busi-ness day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.



--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS


                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
------
    ----------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.
 GENERAL INFORMATION


-------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

-------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.



-------------------------------------------------------------------------------

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to all funds described in this prospectus:

--------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5000%
For the next $125 million    0.4875%
For the next $250 million    0.4750%
For the next $500 million    0.4625%
For the next $1 billion      0.4500%
For assets over $2 billion   0.4250%
--------------------------------------

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the munic-ipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael Davern is the portfolio manager for the Alabama and Georgia Funds. Mr. Davern has managed these funds since 1994, first as a Vice President of Flag-ship Financial Inc., the funds' prior investment adviser, and then as a Vice President of Nuveen Advisory after the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Walter Parker is the portfolio manager for the North Carolina, South Carolina, and Tennessee Funds. Mr. Parker has managed these funds since 1995, and since 1994 had been a Vice President of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Jan Terbreuggen is the port-folio manager for the Louisiana Fund. Mr. Terbrueggen has managed the fund as a Vice President of Flagship Financial Inc., the funds' prior investment adviser, since 1992, until becoming a Vice President of Nuveen Advisory upon the acqui-sition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of each class of shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.75% distribution fee on the average daily net assets of Class B shares outstanding. The plan also autho-rizes each fund to pay Nuveen an annual 0.55% distribution fee on the average daily net assets of Class C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of the record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

The funds have appointed Boston Financial, P.O. Box 8509, Boston, MA, 02266-8509, as the transfer agent responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative serv-ices in connection with the maintenance of shareholder accounts.

--------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

--------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trust-


--------------------------------------------------------------------------------
ees. When price quotes are not readily available

(which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

--------------------------------------------------------------------------------
ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Share-holders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.
 APPENDIX


--------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering state-ments of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further informa-tion.

ALABAMA

The industrialization of Alabama's economy over the past two decades has resulted in a manufacturing sector that represents just over a quarter of the state's gross product and 20% of employment. The sector has diversified beyond primary textiles, chemicals, rubbers and plastics. Nine consecutive years of private sector capital investment exceeding $2 billion annually has also left the state's manufacturing facilities modernized and more competitive in the domestic and world markets. Expanded paper and pulp production have helped make the state one of the nation's top five timber producers. In recent years, the importance of the service sector has grown as regional concentrations such as the medical complex in Birmingham and the high technology research center at Huntsville stimulate growth. The trade and service sectors have provided 75% of job growth in recent years.

The state's unemployment rate fell from 6.8% in 1994 to 6.3% in 1995. Some $2.6 billion in capital investments in 1994 alone led to 22,862 new jobs. Alabama enjoyed a 25.92% increase in per capital income from 1990-94 outstripping the 15.42% national average for the same period. Per capita income growth also significantly outpaced the national average during the period from 1980 to 1990. Per capita income rose 4.8% to $18,781 in 1995.

S&P gives Alabama's general obligation bonds an     AA rating while Moody's
gives them an Aa rating.



--------------------------------------------------------------------------------

Tax Treatment.

The Alabama Fund's regular monthly dividends will not be subject to Alabama personal income taxes to the extent they are paid out of income earned on Alabama municipal bonds or U.S. government securities. You will be subject to Alabama personal income taxes, however, to the extent the Alabama Fund real-izes any taxable income or capital gains even if such income or gains are not distributed to you as dividends, or if you sell or exchange Alabama Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Alabama Fund is similar to that described above.

GEORGIA

Georgia's diverse economic base depends on manufacturing, wholesale and retail trade and a growing service sector. The chief sources of manufacturing employ-ment are textiles, food products, paper products, electronic equipment and aircraft. The state's largest city, Atlanta, is an economic and transportation center for the entire southeast region as well as the focus of the state's growth. Increased spending on education, especially technical schools, has attracted businesses to the state and stimulated job growth in the environ-mental technology, biotechnology and telecommunications industries.

Unemployment was a low 4.5% as of August 1996. According to Standard & Poor's, recent financial statistics rank Georgia among the top five states nationally in employment and population growth. Personal income per capita has steadily gained relative to the national average since the 1980's. Per capita personal income rose 5.4% in 1995 to $21,278.

Georgia's conservative financial operations resulted in an undesignated surplus reaching over $174 million in 1996 out of a balanced budget of $10.7 billion. An economic downturn at the beginning of the decade resulted in oper-ating deficits from 1990-92 but was remedied by revenue growth in 1993 and 1994 which led to budgetary surpluses. The state sets aside three percent of its budget annually in reserve funds. Georgia also enjoys a sound debt struc-ture guarded and restrained by a cap on debt obligations which is tied to expected revenues. S&P gives Georgia's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

Tax Treatment.

The Georgia Fund's regular monthly dividends will not be subject to Georgia personal income taxes to the extent they are paid out of income earned on Georgia municipal bonds or U.S. government securities. You will be subject to Georgia personal income taxes, however, to the extent the Georgia Fund distributes any taxable income or realized capital gains, or if you sell or exchange Georgia Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Georgia Fund is similar to that described above.

LOUISIANA

The significance of Louisiana's oil and gas industry to its economy can cause the state financial difficulties when the markets for those products are unfa-vorable. The state suffered a period of severe oil-related financial disloca-tion in the early 1980's. As a result, the state has attempted to diversify its economic base by developing industries such as timber, aqua culture, fish and seafood production which take advantage of Louisiana's replenished natural resources as well as expanding its trans-portation facilities. Still, the state's economy remains subject to the risks of a non-diversified economy where manufacturing only represented 10.7% of employment in 1994 while government employment represented 19.3% of the state total.

Louisiana's unemployment rate has exceeded the national average in these past two years despite strong job growth rates. As of August 1996, the unemployment rate was 6.9%. However, the state ranked first in the nation in personal income growth with per capita income rising 6.9% to $18,827 in 1995 after years of decline relative to the national average.

Since 1993 the state has applied small budget surpluses to the reduction of outstanding debts. However, the 1996 budget includes a $41 million shortfall and revenues are not projected to cover the needs in future years. Proposed spending reductions are crucial to balancing future budgets. The outcome of a proposed referendum on legalized gambling could also impact future revenues. S&P gives Louisiana's general obligation bonds an A rating while Moody's gives them a Baa1 rating.

Tax Treatment.

The Louisiana Fund's regular monthly dividends will not be subject to Loui-siana personal income tax to the extent they are paid out of income earned on Louisiana municipal obligations or U.S. government securities. You will be subject to Louisiana personal income tax, however, to the extent the Louisiana Fund distributes any taxable income or realized capital gains, or if you sell or exchange Louisiana Fund shares and realize capital gain on the transaction.

The treatment of corporate shareholders of the Louisiana Fund is similar to that described above.

NORTH CAROLINA

The greater part of North Carolina's diverse economic base is divided among agricultural, manufacturing and tourism industries. The state's manufacturing employment ranks as one of the largest in the Southeast region despite agriculture's historical dominance. The textile industry employs the greatest number of manufacturing workers while broiler and


-------------------------------------------------------------------------------
pork production have surpassed tobacco as the leading source of agricultural income due to diversification in that sector. The state also enjoys increased economic activity in the financial services, research and high technology manufacturing sectors.

The unemployment rate was a low 4.1% at the end of August 1996, consistent with the state's tendency to fall below the national average. The state ranks among the top ten in terms of economic growth, as measured by job and personal income increases. Per capita income grew from $7,999 in 1980 to $20,604 in 1995.

The state has implemented sound financial policies and maintains low debt levels. Its Constitution mandates that total expenditures not exceed receipts for the same period plus any surplus available at the start of the fiscal year. The state succeeded in decreasing expenditures and increasing revenues in the face of 1990 and 1991 budget shortfalls that reflected the nationwide economic downturn. These conservative policies, combined with economic recov-ery, resulted in budget surpluses in 1992, 1993, 1994 and 1995. S&P gives North Carolina's general obligation bonds an AAA rating while Moody's gives them an Aaa rating.

Tax Treatment.

The North Carolina Fund's regular monthly dividends will not be subject to North Carolina personal income taxes to the extent they are paid out of income earned on North Carolina municipal bonds or obligations of the U.S. govern-ment. You will be subject to North Carolina personal income taxes, however, to the extent the North Carolina fund distributes any taxable income or realized capital gains, or if you sell or exchange North Carolina Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the North Carolina Fund is similar to that described above.

SOUTH CAROLINA

The manufacturing sector leads South Carolina's economy and constitutes some 25% of employment compared to a national average of 15%. One in three manufac-turing jobs relates directly or indirectly to the textile industry, a sector which faces greater international competition due to the NAFTA. Reductions in defense related jobs at the Charleston Naval Base and Savannah River Plant have been offset by private sector plant expansions and openings attracted by the state's lower corporate income tax rate and tax incentives provided in the 1980's. The state's Economic Development Board expected capital investment in new plants and expansions in 1994 alone to create over 16,000 new jobs. Significant trade and service sectors anchor a diverse economic base.

South Carolina's monthly unemployment rate fell below the comparable national average during 1995, resting at 5.1% at the end of September 1995, but increased slightly to 5.9% by August 1996. Per capita income grew at a compounded annual rate of 6.2% from 1989 to 1994, surpassing the 5.3% national growth rate and the 6.1% southeastern region growth rate during the same period. Per capita income rose to $18,788 in 1995, ranking the State 7th in the nation in terms of income growth for that year.

South Carolina's Constitution mandates a balanced budget and employs several means to ensure its achievement. Each quarter the State Budget and Control Board must monitor revenues and lower appropriations in the event the state projects a deficit after the first or second quarters. The Constitution also requires the government to set aside three percent of General Fund revenues in a General Reserve Fund and two percent in a Capital Reserve Fund as a hedge against any year end deficit. During the fiscal year, the state must fund its operating expenses with the Capital Reserve Fund moneys before resorting to any cuts in an effort to meet projected deficits. At the end of the year, the legislature may apply both funds to any deficit but any moneys taken from the General Reserve must be replaced within three years. The legislature must account for any remaining budget shortfall during the succeeding fiscal year. As a result of this process South Carolina enjoyed budget surpluses in 1994 and 1995 while the state remedied its 1992 and 1993 deficits with combined cuts and the use of Reserve Funds.

By law, appropriations cannot increase at a rate that exceeds the state's economic growth rate nor can the number of state employees increase at a rate greater than the state's population growth rate. S&P gives South Carolina's general obligation bonds an AAA rating while Moody's gives them an Aaa rating.

Tax Treatment.

The South Carolina Fund's regular monthly dividends will not be subject to South Carolina personal income taxes to the extent they are paid out of income earned on South Carolina municipal bonds or U.S. government securities. You will be subject to South Carolina personal income taxes, however, to the extent the South Carolina Fund distributes any taxable income or realized capital gains, or if you sell or exchange South Carolina Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the South Carolina Fund is similar to that described above.

TENNESSEE

Manufacturing historically dominates Tennessee's economy but growth in the state's service and trade industries restructured the state's economy over the past 15-20 years. From 1973 to 1993, employment in the service sector increased from 14.5% to 24.7%


-------------------------------------------------------------------------------
of non-agricultural employment while that share of manufacturing employment fell from 33.9% to 22.7% of non-agricultural employment. As a result, the employment base is better diversified among the state's manufacturing, serv-ice, trade and government sectors. Economic performance tends to parallel the national average. For example, the state recovered from the recession felt nationwide in the early 1990's and has posted moderate economic gains in the years since.

The state's monthly unemployment rate stood at 4.6% in August 1996, compared to a national average of 5.1%. Still, nine Tennessee counties suffered unem-ployment rates above 10% at the end of 1995. Personal income levels rose 5.9% in 1993 and 7.03%
in 1994. Personal income grew some 87.1% from 1983 to 1993 to reach $18,434 per capita. The per capita average increased again to $20,376 in 1995.

Tennessee's Constitution requires that a fiscal year's expenditures not exceed that year's revenues and available reserves. Rainy-day fund reserves equaled $101 million at the end of 1995. The rate of growth of appropriations also cannot outpace the projected growth of the state's economy. S&P gives Tennessee's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

Tax Treatment.

The Tennessee Fund's regular monthly dividends will not be subject to Tennessee personal income taxes to the extent they are paid out of income earned on or capital gains realized from the sale of Tennessee municipal bonds or U.S. government securities. You will be subject to Tennessee personal income taxes, however, to the extent the Tennessee Fund distributes any taxable income or realized capital gains on other securities. You will not be subject to Tennessee personal income taxes if you sell or exchange Tennessee Fund shares.

The treatment of corporate shareholders of the Tennessee fund differs from that described above.


-------------------------------------------------------------------------------

NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST III

NUVEEN FLAGSHIP ALABAMA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP GEORGIA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LOUISIANA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NORTH CAROLINA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP SOUTH CAROLINA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP TENNESSEE MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust III dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-9
Investment Adviser and Investment Management Agreement..................... S-13
Portfolio Transactions..................................................... S-14
Net Asset Value............................................................ S-14
Tax Matters................................................................ S-15
Performance Information.................................................... S-20
Additional Information on the Purchase and Redemption of Fund Shares....... S-25
Distribution and Service Plans............................................. S-29
Independent Public Accountants and Custodians.............................. S-30
Financial Statements....................................................... S-30
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Georgia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the North Carolina Municipal Bond Fund, and the Tennessee Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust III. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Flagship Alabama Municipal Bond Fund (formerly the Flagship Alabama Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Georgia Municipal Bond Fund (formerly the Flagship Georgia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Louisiana Municipal Bond Fund (formerly the Flagship Louisiana Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship North Carolina Municipal Bond Fund (formerly the Flagship North Carolina Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship South Carolina Municipal Bond Fund (formerly the Flagship South Carolina Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Tennessee Municipal Bond Fund (formerly the Flagship Tennessee Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests primarily in a portfolio of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                        FISCAL
                                                                         YEAR
                                                                       1995 1996
                                                                       ---- ----
       Nuveen Flagship Alabama Municipal Bond Fund (5/31)............. 120% 42%
       Nuveen Flagship Georgia Municipal Bond Fund (5/31).............  40% 59%
       Nuveen Flagship Louisiana Municipal Bond Fund (5/31)...........  44% 26%
       Nuveen Flagship North Carolina Municipal Bond Fund (5/31)......  35% 54%
       Nuveen Flagship South Carolina Municipal Bond Fund (5/31)......  87% 76%
       Nuveen Flagship Tennessee Municipal Bond Fund (5/31)...........  23% 38%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO ALABAMA

  The industrialization of Alabama's economy over the past two decades has resulted in a manufacturing sector that represents just over a quarter of the state's gross product and 20% of employment. The sector has diversified beyond primary textiles, chemicals, rubbers and plastics. Nine consecutive years of private sector capital investment exceeding $2 billion annually has also left the state's manufacturing facilities modernized and more competitive in the domestic and world markets. Expanded paper and pulp production have helped make the state one of the nation's top five timber producers. In recent years, the importance of the service sector has grown as regional concentrations such as the medical complex in Birmingham and the high technology research center at Huntsville stimulate growth. The trade and service sectors have provided 75% of job growth in recent years.

  The state's unemployment rate fell from 6.8% in 1994 to 4.9% in 1995, a rate below the national average of 5.1%. Some $2.6 billion in capital investments in 1994 alone led to 22,862 new jobs. Alabama enjoyed a 25.92% increase in per capita income from 1990-94 outstripping the 15.42% national average for the same period. Per capita income growth also significantly outpaced the national average during the period from 1980 to 1990. Per capita income rose 4.8% to $18,781 in 1995.

  As of February 9, 1996, S&P gives Alabama's general obligation bonds an AA rating while Moody's gives them an Aa rating.

FACTORS PERTAINING TO GEORGIA

  Georgia's diverse economic base depends on manufacturing, wholesale and retail trade and a growing service sector. The chief sources of manufacturing employment are textiles, food products, paper products, electronic equipment and aircraft. The state's largest city, Atlanta, is an economic and transportation center for the entire southeast region as well as the focus of the state's growth. Increased spending on education, especially technical schools, has attracted businesses to the state and stimulated job growth in the environmental technology, biotechnology and telecommunications industries.

  Unemployment was a low 4.5% as of August 1996. According to Standard & Poor's, recent financial statistics rank Georgia among the top five states nationally in employment and population growth. Personal income per capita has steadily gained relative to the national average since the 1980's. Per capita personal income rose 5.4% in 1995 to $21,278.

  Georgia's conservative financial operations resulted in an undesignated surplus reaching over $174 million in 1996 out of a balanced budget of $10.7 billion. An economic downturn at the beginning of the decade resulted in operating deficits from 1990-92 but was remedied by revenue growth in 1993 and 1994 which led to budgetary surpluses. The state sets aside three percent of its budget annually in reserve funds. Georgia also enjoys a sound debt structure guarded and restrained by a cap on debt obligations which is tied to expected revenues. As of February 9, 1996, S&P gives Georgia's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

FACTORS PERTAINING TO LOUISIANA

  The significance of Louisiana's oil and gas industry to its economy can cause the state financial difficulties when the markets for those products are unfavorable. The state suffered a period of severe oil-related financial dislocation in the early 1980's. As a result, the state has attempted to diversify its economic base by developing industries such as timber, aqua culture, fish and seafood production which take advantage of Louisiana's replenished natural resources as well as expanding its transportation facilities. Still, the state's economy remains subject to the risks of a non-diversified economy where manufacturing only represented 10.7% of employment in 1994 while government employment represented 19.3% of the state total.

  Louisiana's unemployment rate has exceeded the national average in these past two years despite strong job growth rates. As of August 1996, the unemployment rate was 6.9%. However, the state ranked first in the nation in personal income growth with per capita income rising 6.9% to $18,827 in 1995 after years of decline relative to the national average.

  Since 1993 the state has applied small budget surpluses to reduction of outstanding debts. However, the 1996 budget includes a $41 million shortfall and revenues are not projected to cover the needs in future years. Proposed spending reductions are crucial to balancing future budgets. The outcome of a proposed referendum on legalized gambling could also impact future revenues. As of February 9, 1996, S&P gives Louisiana's general obligation bonds an A-rating while Moody's gives them an Baa1 rating.

FACTORS PERTAINING TO NORTH CAROLINA

  The greater part of North Carolina's diverse economic base is divided among agricultural, manufacturing and tourism industries. The state's manufacturing employment ranks as one of the largest in the Southeast region despite agriculture's historical dominance. The textile industry employs the greatest number of manufacturing workers while broiler and pork production have surpassed tobacco as the leading source of agricultural income due to diversification in that sector. The state also enjoys increased economic activity in the financial services, research and high technology manufacturing sectors.

  The unemployment rate was a low 4.1% at the end of August 1996, consistent with the state's tendency to fall below the national average. The state ranks among the top ten in terms of economic growth, as measured by job and personal income increases. Per capita income grew from $7,999 in 1980 to $20,604 in 1995.

  The state has implemented sound financial policies and maintains low debt levels. Its Constitution mandates that total expenditures not exceed receipts for the same period plus any surplus available at the start of the fiscal year. The state succeeded in decreasing expenditures and increasing revenues in the face of 1990 and 1991 budget shortfalls that reflected the nationwide economic downturn. These conservative policies, combined with economic recovery, resulted in budget surpluses in 1992, 1993, 1994 and 1995. As of February 9, 1996, S&P gives North Carolina's general obligation bonds an AAA rating while Moody's gives them an Aaa rating.

FACTORS PERTAINING TO SOUTH CAROLINA

  The manufacturing sector leads South Carolina's economy and constitutes some 25% of employment compared to a national average of 15%. One in three manufacturing jobs relates directly or indirectly to the textile industry, a sector which faces greater international competition due to the NAFTA. Reductions in defense related jobs at the Charleston Naval Base and Savannah River Plant have been offset by private sector plant expansions and openings attracted by the state's lower corporate income tax rate and tax incentives provided in the 1980's. The state's Economic Development Board expected capital investment in new plants and expansions in 1994 alone to create over 16,000 new jobs. Significant trade and service sectors anchor a diverse economic base.

  South Carolina's monthly unemployment rate fell below the comparable national average during 1995, resting at 5.1% at the end of September 1995, but increased slightly to 5.9% by August 1996. Per capita income grew at a compounded annual rate of 6.2% from 1989 to 1994, surpassing the 5.3% national growth rate and the 6.1% southeastern region growth rate during the same period. Per capita income rose to $18,788 in 1995, ranking the state 7th in the nation in terms of income growth for that year.

  South Carolina's Constitution mandates a balanced budget and employs several means to ensure its achievement. Each quarter the State Budget and Control Board must monitor revenues and lower appropriations in the event the state projects a deficit after the first or second quarters. The Constitution also requires the government to set aside three percent of General Fund revenues in a General Reserve Fund and two percent in a Capital Reserve Fund as a hedge against any year end deficit. During the fiscal year, the state must fund its operating expenses with the Capital Reserve Fund moneys before resorting to any cuts in an effort to meet projected deficits. At the end of the year, the legislature may apply both funds to any deficit but any moneys taken from the General Reserve must be replaced within three years. The legislature must account for any remaining budget shortfall during the succeeding fiscal year. As a result of this process, South Carolina enjoyed budget surpluses in 1994 and 1995 while the state remedied its 1992 and 1993 deficits with combined cuts and the use of Reserve Funds.

  By law, appropriations cannot increase at a rate that exceeds the state's economic growth rate nor can the number of state employees increase at a rate greater than the state's population growth rate. As of February 9, 1996, S&P gives South Carolina's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

FACTORS PERTAINING TO TENNESSEE

  Manufacturing historically dominates Tennessee's economy but growth in the state's service and trade industries restructured the state's economy over the past 15-20 years. From 1973 to 1993, employment in the service sector increased from 14.5% to 24.7% of non-agricultural employment while that share of manufacturing employment fell from 33.9% to 22.7% of non-agricultural employment. As a result, the employment base is better diversified among the state's manufacturing, service, trade and government sectors. Economic performance tends to parallel the national average. For example, the state recovered from the recession felt nationwide in the early 1990's and has posted moderate economic gains in the years since.

  The state's monthly unemployment rate stood at 4.6% in August 1996, compared to a national average of 5.1%. Still, nine Tennessee counties suffered unemployment rates above 10% at the end of 1995. Personal income levels rose 5.9% in 1993 and 7.03% in 1994. Personal income grew some 87.1% from 1983 to 1993 to reach $18,434 per capita. The per capita average increased again to $20,376 in 1995.

  Tennessee's Constitution requires that a fiscal year's expenditures not exceed that year's revenues and available reserves. Rainy-day fund reserves equaled $101 million at the end of 1995. The rate of growth of appropriations also cannot outpace the projected growth of the state's economy. As of February 9, 1996, S&P gives Tennessee's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                               POSITIONS
                              AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------        ---   -----------                   ----------------------
Timothy R.              47  Chairman and     Chairman since July 1, 1996 of The John Nuveen
 Schwertfeger*               Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 333 West Wacker Drive                        Advisory Corp. and Nuveen Institutional Advisory
 Chicago, IL 60606                            Corp.; prior thereto Executive Vice President and
                                              Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Anthony T. Dean*        51  President and    President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive       Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                            Advisory Corp. and Nuveen Institutional Advisory
                                              Corp.; prior thereto, Executive Vice President and
                                              Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Lawrence H. Brown       62   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                          The Northern Trust Company.
 Highwood, IL 60040
Robert P. Bremner       56   Trustee         Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015
Anne E. Impellizzeri    64   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                           Peale Institute (since December 1990); prior
 New York, NY 10001                           thereto, Vice President of New York City
                                              Partnership (from 1987 to 1990).
Margaret K. Rosenheim   70   Trustee         Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                         School of Social Service Administration,
 Chicago, IL 60637                            University of Chicago.
Peter R. Sawers         63   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                              University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                         Lake Forest Graduate School of Management, Lake
                                              Forest, Illinois (since January 1992); prior
                                              thereto, Executive Director, Towers Perrin
                                              Australia (management consultant); Chartered
                                              Financial Analyst; Certified Management
                                              Consultant.
William J. Schneider    56   Trustee         Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine                        President, Miller-Valentine Realty, Inc.
 Ct.
 P.O. Box 744
 Dayton, OH 45401
William M. Fitzgerald   32   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                        December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                            Advisory Corp. (from September 1992 to December
                                              1995), prior thereto Assistant Portfolio Manager
                                              of Nuveen Advisory Corp. (from June 1988 to
                                              September 1992).
Kathleen M. Flanagan    49   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

                         POSITIONS
                        AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------  ---   -----------                   ----------------------
J. Thomas         41   Vice President  Vice President of Nuveen Advisory Corp.
 Futrell
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Steven J.         39   Vice President  Vice President of Nuveen Advisory Corp.
 Krupa
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Anna R.           50   Vice President  Vice President of John Nuveen & Co. Incorporated.
 Kucinskis
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Larry W.          45   Vice President  Vice President (since September 1992), and
 Martin                                 Assistant Secretary and Assistant General Counsel
 333 West                               of John Nuveen & Co. Incorporated; Vice President
 Wacker                                 (since May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago,                               and Assistant Secretary (since January 1992) of
 IL 60606                               Nuveen Institutional Advisory Corp.; Assistant
                                        Secretary of The John Nuveen Company (since
                                        February 1993).
Edward F.         31   Vice President  Vice President (since September 1996), previously
 Neild, IV                              Assistant Vice President (since December 1993) of
 One                                    Nuveen Advisory Corp., portfolio manager prior
 South                                  thereto (since January 1992); Vice President
 Main                                   (since September 1996), previously Assistant Vice
 Street                                 President (since May 1995) of Nuveen Institutional
 Dayton,                                Advisory Corp., portfolio manager prior thereto
 OH 45402                               (since January 1992).

O. Walter         57   Vice President  Vice President and Controller of The John Nuveen
 Renfftlen                              Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp.
 Drive
 Chicago,
 IL 60606
Thomas C.         45   Vice President  Vice President of Nuveen Advisory Corp. and Nuveen
 Spalding,                              Institutional Advisory Corp.; Chartered Financial
 Jr.                                    Analyst.
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
H. William        62   Vice President  Vice President and Treasurer of The John Nuveen
 Stabenow                               Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp. (since January 1992).
 Drive
 Chicago,
 IL 60606
Gifford R.        40   Vice President  Vice President (since September 1992), Assistant
 Zimmerman             and Assistant    Secretary and Assistant General Counsel of John
 333 West              Secretary        Nuveen & Co. Incorporated; Vice President (since
 Wacker                                 May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago,                               and Assistant Secretary (since January 1992) of
 IL 60606                               Nuveen Institutional Advisory Corp.

  Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 9 other Nuveen open-end funds and 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................         00               00(3)
      Lawrence H. Brown........................     $3,237          $58,500
      Anne E. Impellizzeri.....................     $3,237          $58,500
      Margaret K. Rosenheim....................     $3,579(2)       $66,315(1)
      Peter R. Sawers..........................     $3,237          $58,500
      William J. Schneider.....................         00               00(3)

--------
(1) Includes $1,565 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.

(3) As a trustee of the Flagship Funds.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of January 3, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Flagship Alabama
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    24.44%
 Class A Shares............ For the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
                            Farley L. Berman                          9.54
                            1234 Champaign Avenue
                            Anniston, AL 36207-4727
                            Prudential Securities, Inc. FBO           6.87
                            Jerry F. Wilson
                            P.O. Box 300
                            Addison, AL 35540-0300
                            Smith Barney Inc.                         5.81
                            00144705397
                            388 Greenwich Street
                            New York, NY 10013-2375
Nuveen Flagship Georgia
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    39.37
 Class A Shares............ For the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E 3rd Fl
                            Jacksonville, FL 32246-6484
Nuveen Flagship Georgia
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    52.61
 Class C Shares............ for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Louisiana
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    45.62
 Class A Shares............ for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Flagship Louisiana
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    49.98%
 Class C Shares............ for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship North
 Carolina Municipal Bond    Merrill Lynch, Pierce, Fenner & Smith    19.07
 Fund                       for the sole benefit of its customers
 Class A Shares............ Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship North
 Carolina Municipal Bond    Merrill Lynch, Pierce, Fenner & Smith    24.51
 Fund                       for the sole benefit of its customers
 Class C Shares............ Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship South
 Carolina Municipal Bond    Merrill Lynch Pierce Fenner & Smith      22.08
 Fund                       For the sole benefit of its customers
 Class A Shares............ Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
                            Janece Marsha Garrison                   10.61
                            1017 Stevens Creek Rd., Unit K-211
                            Augusta, GA 30907-3285
                            BHC Securities, Inc.
                            Trade House Account                      10.60
                            Attn: Mutual Fund Dept.
                            2005 Market St.
                            Philadelphia, PA 19103-7042
                            JC Bradford & Co., Cust. FBO              6.41
                            Ruth K. Keever
                            330 Commerce St.
                            Nashville, TN 37201-1805
Nuveen Flagship Tennessee
 Municipal Bond Fund        Merrill Lynch Pierce Fenner & Smith      21.00
 Class A Shares............ For the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Tennessee
 Municipal Bond Fund        Merrill Lynch Pierce Fenner & Smith      42.98
 Class C Shares............ For the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds, and has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) for the fund do not exceed 0.75% of average daily net assets.

  For the last three fiscal years, the funds paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, as follows:

                                 MANAGEMENT FEES NET OF
                                 EXPENSE REIMBURSEMENT
                                    PAID TO FLAGSHIP     FEE WAIVERS AND EXPENSE
                                 FINANCIAL FOR THE YEAR      REIMBURSEMENTS
                                         ENDED             FOR THE YEAR ENDED
                                ------------------------ -----------------------
                                5/31/94  5/31/95 5/31/96 5/31/94 5/31/95 5/31/96
                                -------- ------- ------- ------- ------- -------
Alabama Municipal Bond Fund...  $     --      --     --      107   4,854  70,457
Georgia Municipal Bond Fund...  $165,095 287,399 235,562 421,674 321,940 366,193
Louisiana Municipal Bond Fund.  $ 24,821  96,442 148,090 290,721 240,777 222,310
North Carolina Municipal Bond
 Fund.........................  $676,431 675,473 674,110 290,321 289,460 318,954
South Carolina Municipal Bond
 Fund.........................  $     --      --     --   23,928  37,587  86,888
Tennessee Municipal Bond Fund.  $548,942 776,025 921,400 597,902 442,963 389,150

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $35 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

ALABAMA

  The following is a general, abbreviated summary of certain provisions of the applicable Alabama tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Alabama Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable.

These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Alabama Fund transactions.

  The following is based on the assumptions that the Alabama Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Alabama Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Alabama Fund's shareholders.

  The Alabama Fund will be subject to the Alabama corporate franchise tax and the Alabama income tax only if it has a sufficient nexus with Alabama. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Alabama Fund that are attributable to interest on any obligation of Alabama and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Alabama personal income tax or the Alabama corporate income tax. All other taxable income realized by the Alabama Fund, including capital gains (even if such income or gains are not distributed to you as dividends), will be subject to the Alabama personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Alabama Fund will be subject to the Alabama personal and corporate income taxes.

  Shares of the Alabama Fund may be subject to the Alabama inheritance tax and the Alabama estate tax if held by an Alabama decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Alabama and local tax matters.

GEORGIA

  The following is a general, abbreviated summary of certain provisions of the applicable Georgia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Georgia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Georgia Fund transactions.

  The following is based on the assumptions that the Georgia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Georgia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Georgia Fund's shareholders.

  The Georgia Fund will be subject to the Georgia corporate net worth tax and the Georgia corporate income tax only if it has a sufficient nexus with Georgia. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions from the Georgia Fund that are attributable to interest on any obligation of Georgia or its political subdivisions or on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Georgia personal income tax or the Georgia corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Georgia personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Georgia Fund will be subject to the Georgia personal and corporate income taxes.

  Shares of the Georgia Fund may be subject to the Georgia estate tax if held by a Georgia decedent at the time of death.

  Shareholders should note that the Georgia intangible personal property tax has been repealed effective January 1, 1997.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Georgia and local tax matters.

LOUISIANA

  The following is a general, abbreviated summary of certain provisions of the applicable Louisiana tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Louisiana Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Louisiana Fund transactions.

  The following is based on the assumptions that the Louisiana Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Louisiana Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Louisiana Fund's shareholders.

  The Louisiana Fund will be subject to the Louisiana corporate franchise tax and corporate income tax only if it has a sufficient nexus with Louisiana. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Louisiana Fund that are attributable to interest on any obligation of Louisiana and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Louisiana personal income tax or the Louisiana corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Louisiana personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Louisiana Fund will be subject to the Louisiana personal and corporate income taxes.

  Shares of the Louisiana Fund may be subject to the Louisiana inheritance tax and the Louisiana estate tax if held by a Louisiana decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Louisiana tax matters.

NORTH CAROLINA

  The following is a general, abbreviated summary of certain provisions of the applicable North Carolina tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the North Carolina Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to North Carolina Fund transactions.

  The following is based on the assumptions that the North Carolina Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause North Carolina Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the North Carolina Fund's shareholders.

  The North Carolina Fund will be subject to the North Carolina corporation income tax and the North Carolina franchise tax only if it has a sufficient nexus with North Carolina. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions from North Carolina Fund that are attributable to interest on any obligation of North Carolina or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the North Carolina personal income tax or the North Carolina corporation income tax. All other distributions, including distributions attributable to capital gains, will be subject to the North Carolina personal and corporation income taxes.

  Gain on the sale, exchange, or other disposition of shares of the North Carolina Fund will be subject to the North Carolina personal and corporation income taxes.

  Shares of the North Carolina Fund may be subject to the North Carolina inheritance tax and the North Carolina estate tax if owned by a North Carolina decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning North Carolina and local tax matters.

SOUTH CAROLINA

  The following is a general, abbreviated summary of certain provisions of the applicable South Carolina tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the South Carolina Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to South Carolina Fund transactions.

  The following is based on the assumptions that the South Carolina Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause South Carolina Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the South Carolina Fund's shareholders.

  The South Carolina Fund will be subject to the South Carolina corporation net license fee and the South Carolina corporate income tax only if it has a sufficient nexus with South Carolina. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the South Carolina Fund that are attributable to interest on any obligations of South Carolina or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the South Carolina personal income tax or the South Carolina corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the South Carolina personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the South Carolina Fund will be subject to the South Carolina personal and corporate income taxes.

  Shares of the South Carolina Fund may be subject to the South Carolina estate tax if owned by a South Carolina decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning South Carolina and local tax matters.

TENNESSEE

  The following is a general, abbreviated summary of certain provisions of the applicable Tennessee tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Tennessee Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Tennessee Fund transactions.

  The following is based on the assumptions that the Tennessee Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will invest at least 75% of its assets in any Obligation of Tennessee and its political subdivisions ("Tennessee Obligations") or obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"), that it will satisfy the conditions which will cause Tennessee Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Tennessee Fund's shareholders.

  The Tennessee Fund is not subject to Tennessee taxes.

  Distributions from the Tennessee Fund that are attributable to interest on Tennessee Obligations or to interest on Federal Obligations will not be subject to the Tennessee individual income tax (also known as the "Hall income tax"). In addition, under current administrative practice of the Tennessee Department of Revenue, dividends attributable to gains realized from the sale or exchange of Tennessee Obligations or Federal Obligations will not be subject to the Tennessee individual income tax. All other distributions will be subject to such tax.

  All distributions from the Tennessee Fund, regardless of source, will be subject to the Tennessee corporate excise tax.

  Gain on the sale, exchange, or other disposition of shares of the Tennessee Fund will not be subject to the Tennessee individual income tax will be subject to the Tennessee corporate excise tax.

  Shares of the Tennessee Fund may be subject to the Tennessee inheritance tax and the Tennessee estate tax if owned by a Tennessee decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Tennessee and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                                  a - b
                      Yield = 2 [(----- + 1)/6/ - 1]
                                   cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column. None of the Funds had Class B Shares outstanding as of the date of this statement of additional information.

                                            AS OF NOVEMBER 30, 1996
                                   -------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                   YIELD  AND STATE TAX RATE* EQUIVALENT YIELD
                                   -----  ------------------- ----------------
      Alabama Municipal Bond Fund
        Class A Shares............ 4.92%         41.5%              8.41%
        Class C Shares............  N/A           N/A                N/A
        Class R Shares............  N/A           N/A                N/A
      Georgia Municipal Bond Fund
        Class A Shares............ 4.60%         43.0%              8.07%
        Class C Shares............ 4.27%         43.0%              7.49%
        Class R Shares............  N/A           N/A                N/A
      Louisiana Municipal Bond
      Fund
        Class A Shares............ 4.66%         42.0%              8.03%
        Class C Shares............ 4.32%         42.0%              7.45%
        Class R Shares............  N/A           N/A                N/A
      North Carolina Municipal
      Bond Fund
        Class A Shares............ 4.25%         44.5%              7.66%
        Class C Shares............ 3.89%         44.5%              7.01%
        Class R Shares............  N/A           N/A                N/A
      South Carolina Municipal
      Bond Fund
        Class A Shares............ 5.04%         44.0%              9.00%
        Class C Shares............  N/A           N/A                N/A
        Class R Shares............  N/A           N/A                N/A
      Tennessee Municipal Bond
      Fund
        Class A Shares............ 4.40%         43.0%              7.72%
        Class C Shares............ 4.06%         43.0%              7.12%
        Class R Shares............  N/A           N/A                N/A

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Alabama Municipal Bond Fund.......................  4.90%    N/A     N/A
      Georgia Municipal Bond Fund.......................  5.00%   4.69%    N/A
      Louisiana Municipal Bond Fund.....................  4.95%   4.65%    N/A
      North Carolina Municipal Bond Fund ...............  4.86%   4.54%    N/A
      South Carolina Municipal Bond Fund................  4.90%    N/A     N/A
      Tennessee Municipal Bond Fund.....................  4.93%   4.62%    N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes existing prior to February 1, 1997, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes. For classes created on February 1, 1997, total returns reflect the oldest class's performance for all periods, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      Alabama Municipal Bond Fund
        Class A Shares.......................................      April 4, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 1, 1997
        Class R Shares.......................................   February 1, 1997
      Georgia Municipal Bond Fund
        Class A Shares.......................................     March 27, 1986
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    January 4, 1994
        Class R Shares.......................................   February 1, 1997
      Lousiana Municipal Bond Fund
        Class A Shares....................................... September 12, 1989
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 2, 1994
        Class R Shares.......................................   February 1, 1997
      North Carolina Municipal Bond Fund
        Class A Shares.......................................     March 27, 1986
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997
      South Carolina Municipal Bond Fund
        Class A Shares.......................................       July 6, 1993
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 1, 1997
        Class R Shares.......................................   February 1, 1997
      Tennessee Municipal Bond Fund
        Class A Shares.......................................   November 2, 1987
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, for the one-year, five-year and ten-year periods (as applicable) ended November 30, 1996 and for the period from inception through November 30, 1996, were:

                                                 ANNUAL TOTAL RETURN
                                -----------------------------------------------------
                                  ONE YEAR    FIVE YEARS   TEN YEARS   FROM INCEPTION
                                   ENDED        ENDED        ENDED        THROUGH
                                NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,  NOVEMBER 30,
                                    1996         1996         1996          1996
                                ------------ ------------ ------------ --------------
      Alabama Municipal Bond
         Fund
        Class A Shares........     1.15%          N/A          N/A         6.22%
        Class B Shares........     5.01%          N/A          N/A         7.32%
        Class C Shares........     5.22%          N/A          N/A         7.54%
        Class R Shares........     5.59%          N/A          N/A         7.92%
      Georgia Municipal Bond
         Fund
        Class A Shares........     1.07%        6.21%        6.60%         7.13%
        Class B Shares........     4.93%        6.54%        6.59%         7.12%
        Class C Shares........     5.03%        6.56%        6.48%         6.97%
        Class R Shares........     5.50%        7.13%        7.06%         7.56%
      Louisiana Municipal Bond
         Fund
        Class A Shares........     2.13%        7.40%          N/A         8.02%
        Class B Shares........     6.02%        7.73%          N/A         8.07%
        Class C Shares........     6.03%        7.77%          N/A         8.10%
        Class R Shares........     6.60%        8.32%          N/A         8.67%
      North Carolina Municipal
         Bond Fund
        Class A Shares........     -.01%        5.93%        6.41%         6.63%
        Class B Shares........     3.80%        6.26%        6.40%         6.62%
        Class C Shares........     3.90%        6.22%        6.26%         6.45%
        Class R Shares........     4.37%        6.84%        6.86%         7.06%
      South Carolina Municipal
         Bond Fund
        Class A Shares........      .57%          N/A          N/A         4.09%
        Class B Shares........     4.41%          N/A          N/A         4.83%
        Class C Shares........     4.62%          N/A          N/A         5.04%
        Class R Shares........     4.98%          N/A          N/A         5.41%
      Tennessee Municipal Bond
         Fund
        Class A Shares........      .74%        6.23%          N/A         7.57%
        Class B Shares........     4.58%        6.56%          N/A         7.56%
        Class C Shares........     4.58%        6.52%          N/A         7.47%
        Class R Shares........     5.16%        7.14%          N/A         8.08%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, for the one-year and ten-year five-year periods (as applicable) ended November 30, 1996, and for the period since inception through November 30, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                       CUMULATIVE TOTAL RETURN
                                       -----------------------
                                                                           FROM
                                  ONE YEAR    FIVE YEARS   TEN YEARS    INCEPTION
                                   ENDED        ENDED        ENDED       THROUGH
                                NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                    1996         1996         1996         1996
                                ------------ ------------ ------------ ------------
      Alabama Municipal Bond
         Fund
        Class A Shares........     1.15%           N/A          N/A       17.25%
        Class B Shares........     5.01%           N/A          N/A       20.50%
        Class C Shares........     5.22%           N/A          N/A       21.14%
        Class R Shares........     5.59%           N/A          N/A       22.27%
      Georgia Municipal Bond
         Fund
        Class A Shares........     1.07%        35.17%       89.43%      108.58%
        Class B Shares........     4.93%        37.29%       89.26%      108.41%
        Class C Shares........     5.03%        37.41%       87.37%      105.47%
        Class R Shares........     5.50%        41.10%       97.74%      117.72%
      Louisiana Municipal Bond
         Fund
        Class A Shares........     2.13%        42.88%          N/A       74.52%
        Class B Shares........     6.02%        45.12%          N/A       75.10%
        Class C Shares........     6.03%        45.38%          N/A       75.41%
        Class R Shares........     6.60%        49.14%          N/A       82.17%
      North Carolina Municipal
         Bond Fund
        Class A Shares........     -.01%        33.38%       86.05%       98.49%
        Class B Shares........     3.80%        35.47%       85.88%       98.33%
        Class C Shares........     3.90%        35.20%       83.49%       94.96%
        Class R Shares........     4.37%        39.23%       94.20%      107.19%
      South Carolina Municipal
         Bond Fund
        Class A Shares........      .57%           N/A          N/A       14.62%
        Class B Shares........     4.41%           N/A          N/A       17.43%
        Class C Shares........     4.62%           N/A          N/A       18.23%
        Class R Shares........     4.98%           N/A          N/A       19.65%
      Tennessee Municipal Bond
         Fund
        Class A Shares........      .74%        35.27%          N/A       93.99%
        Class B Shares........     4.58%        37.39%          N/A       93.83%
        Class C Shares........     4.58%        37.15%          N/A       92.35%
        Class R Shares........     5.16%        41.20%          N/A      102.49%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 41.5% maximum marginal federal tax rate for 1997, the annual taxable equivalent total returns for the Funds' Class A shares for the one-year period ended November 30, 1996 for the Alabama Municipal Fund was 9.37%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses and their children under 21 years of age); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which shares were purchased, unless the shareholder specifies another order. No CDSC is charged upon shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to Shareholder Services, Inc., the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust III, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Financial, Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Alabama Fund............      37            5          41            6           15           0
Georgia Fund............     293           39         347           47          945         127
Louisiana Fund..........     254           33         247           32          575          71
North Carolina Fund.....     358           49         439           47        1,076         146
South Carolina Fund.....      48            8          44            6          111           6
Tennessee Fund..........     639           88         846          113        2,124         285

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 1996, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such period, the service fee for the Funds was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1996
                                                          ----------------------
Alabama Municipal Bond Fund (5/31/96)
  Class A................................................        $ 10,085
  Class C................................................             N/A
Georgia Municipal Bond Fund (5/31/96)
  Class A................................................        $448,491
  Class C................................................        $ 75,046
Louisiana Municipal Bond Fund (5/31/96)
  Class A................................................        $277,262
  Class C................................................        $ 43,079
North Carolina Municipal Bond Fund (5/31/96)
  Class A................................................        $765,262
  Class C................................................        $ 64,653
South Carolina Municipal Bond Fund (5/31/96)
  Class A................................................        $ 37,304
  Class C................................................             N/A
Tennessee Municipal Bond Fund (5/31/96)
  Class A................................................        $988,749
  Class C................................................        $134,450

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for all of the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
--------------------------------------------------------------------------------
Municipal Bonds


Face
Amount    Description                                                                            Face                     Market
(000)     Education                                                                              Rate       Maturity      Value
          --------------------------------------------------------------------------------------------------------------------------
$495      Alabama Agricultural and Mechanical University Board of Trustees Revenue -
          Series 1995                                                                           5.500%      11/01/20   $  465,270
 110      University of South Alabama Tuition Revenue Refunding Capital Improvement -
          Series 1996                                                                           5.000       11/15/15       98,398

          Health Care
          --------------------------------------------------------------------------------------------------------------------------
 100      Colbert County-Northwest, AL Health Care Facilities Authority Revenue -
          Series 1995                                                                           5.750       06/01/15       97,078

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
 100      Birmingham-Carraway, AL Special Care Facilities Financing Authority Revenue -
          Carraway Methodist Health Systems - Series 1995 A                                     5.875       08/15/15       97,464
  25      Huntsville, AL Health Care Facilities Authority Revenue - Series 1992 B               6.500       06/01/13       26,140
  75      Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical and
          Environmental Control Facilities Financing Authority Revenue -
          Hospital Auxilio Mutuo - Series 1995                                                  6.250       07/01/24       77,099

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
  85      Alabama Housing Finance Authority - Single Family Mortgage Revenue -
          Series 1995 A-2                                                                       6.400       10/01/20       85,585
  25      Alabama Housing Finance Authority - Single Family Mortgage Revenue -
          Series 1994 A-1                                                                       6.600       04/01/19       25,762

          Industrial Development and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
 100      Courtland, AL Industrial Development Board - Solid Waste Disposal Revenue -
          Champion International Corporation - Series 1995 A                                    6.500       09/01/25       97,161

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------------------------
 200      Alabama State Docks Department Facilities Revenue - Series 1996                       6.100       10/01/13      199,556

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------------------------
  90      Huntsville, AL Electric System Revenue - Warrants - Series 1994                       6.100       12/01/10       92,546
 185      Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T                  6.375       07/01/24      189,477
 200      Commonwealth of Puerto Rico Electric Power Authority - Series 1995 X                  5.500       07/01/25      182,984

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------------------------
  25      Alabama Water Pollution Control Authority  Revenue - Revolving Fund Loan -
          Series 1994 A                                                                         6.750       08/15/17       26,618
  50      Madison, AL Waterworks and Sewer Board Revenue - Series 1993                          6.250       12/01/12       50,988
 100      Mobile, AL Water and Sewer Commissioners Board Revenue - Series 1995                  5.000       01/01/06       97,911
 100      Mobile, AL Water and Sewer Commissioners Board Revenue - Series 1995                  5.500       01/01/10       98,492
 125      Prichard, AL Water Works and Sewer Board Revenue - Series 1994                        6.125       11/15/14      127,460


4                                     F-2                                Alabama


        Statement of Investments in Securities and Net Assets                                       May 31, 1996
----------------------------------------------------------------------------------------------------------------------------------
        Municipal Bonds (continued)
Face
Amount                                                                                              Face                Market
(000)   Description                                                                                 Rate     Maturity    Value
        Non-State General Obligations
        --------------------------------------------------------------------------------------------------------------------------
$150    Birmingham, AL General Obligation - Series 1993 A                                           5.750%   04/01/19   $  143,384
 200    Mobile, AL General Obligation Capital Improvement Warrants - Series 1996                    5.750    02/15/16      196,056
 100    Montgomery, AL Downtown Redevelopment Authority - State of Alabama Project -
        Mortgage Revenue Refunding - Series 1992                                                    5.500    10/01/13       95,791

        Pre-refunded or Escrowed
        --------------------------------------------------------------------------------------------------------------------------
  45    Alabama State Municipal Electric Supply                                                     6.500    09/01/05       48,969
 150    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
        Series 1992 T                                                                               6.625    07/01/18      166,224
  20    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
        Series 1992 T                                                                               6.625    07/01/18       22,107
 100    Commonwealth of Puerto Rico Public Building Authority Guaranteed Public Education
        and Health Facilities - Series K                                                            6.875    07/01/21      112,151

        Special Tax Revenue
        --------------------------------------------------------------------------------------------------------------------------
 100    Alabama Mental Health Finance Authority - Special Tax Revenue - Series 1995                 5.500    05/01/15       95,581
  50    Alabama Public School and College Authority - Series 1993                                   6.000    08/01/02       53,002
  20    Commonwealth of Puerto Rico Highway and Transportation Authority
        Revenue - Series V                                                                          6.625    07/01/12       21,088

        State/Territorial General Obligations
        --------------------------------------------------------------------------------------------------------------------------
 100    Commonwealth of Puerto Rico - General Obligation - Series 1994                              6.500    07/01/23      103,353

        Total Investments in Securities - Municipal Bonds (cost $3,184,999) - 98.1%                                      3,193,695

        Excess of Other Assets over Liabilities - 1.9%                                                                      62,705

        Total Net Assets - 100.0%                                                                                       $3,256,400

See notes to financial statements.

Alabama                               F-3                                      5

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments, at market value (cost $3,184,999)                                 $  3,193,695
  Cash                                                                                 29,190
  Receivable for Fund shares sold                                                      19,168
  Interest receivable                                                                  51,588
  Other                                                                                    65
    Total assets                                                                    3,293,706
LIABILITIES:
  Payable for Fund shares reacquired                                                    8,422
  Distributions payable                                                                14,854
  Accrued expenses                                                                     14,030
    Total liabilities                                                                  37,306
NET ASSETS:
  Applicable to 333,444 shares of beneficial interest issued and
   outstanding                                                                     $3,256,400
  Net asset value per share                                                        $     9.77

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME - INTEREST                                                     $    144,570
EXPENSES:
  Distribution fees (Note E)                                                           10,085
  Investment advisory fees (Note E)                                                    12,670
  Custody and accounting fees                                                          41,578
  Transfer agent's fees                                                                 9,440
  Registration fees                                                                       732
  Legal fees                                                                              204
  Audit fees                                                                            7,320
  Trustees' fees                                                                           31
  Shareholder services fees (Note E)                                                      275
  Other                                                                                   130
  Advisory fees waived (Note E)                                                       (12,670)
  Expense subsidy (Note E)                                                            (57,787)
    Total expenses before credits                                                      12,008
  Custodian fee credit (Note B)                                                        (1,923)
Net expenses                                                                           10,085
Net investment income                                                                 134,485
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                       519
  Change in unrealized appreciation (depreciation) of investments                     (63,639)
Net loss on investments                                                               (63,120)
Net increase in net assets resulting from operations                               $   71,365

See notes to financial statements.

6                                     F-4                                Alabama

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                                Year Ended           Year Ended
Operations:                                                                     May 31, 1996         May 31, 1995
  Net investment income                                                          $  134,485           $   53,146
  Net realized gain (loss) on security transactions                                     519              (14,088)
Change in unrealized appreciation (depreciation) of investments                     (63,639)              70,459
Net increase in net assets resulting from operations                                 71,365              109,517
Distributions to shareholders:
  From net investment income                                                       (134,144)             (52,972)
  From net realized capital gains                                                    (1,200)
Net decrease in net assets from distributions to shareholders                      (135,344)             (52,972)
Net increase in net assets from Fund share transactions (Note C)                  1,440,812            1,465,784
Total increase in net assets                                                      1,376,833            1,522,329
NET ASSETS:
  Beginning of year                                                               1,879,567              357,238
  End of year                                                                    $3,256,400           $1,879,567
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $3,261,958           $1,821,146
  Undistributed net investment income                                                   515                  174
  Accumulated net realized gain (loss) on security transactions                     (14,769)             (14,088)
  Unrealized appreciation (depreciation) of investments                               8,696               72,335
                                                                                 $3,256,400           $1,879,567

See notes to financial statements.

Alabama                               F-5                                      7

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. DESCRIPTION OF BUSINESS
   The Flagship Alabama Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on April 11, 1994. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.
   EXPENSE ALLOCATION: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.
     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

8                                     F-6                                Alabama

Notes to Financial Statements
 ................................................................................
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. FUND SHARES
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                  Year Ended                  Year Ended
                                                 May 31, 1996                May 31, 1995
                                           -----------------------     ------------------------
                                             Shares       Amount         Shares        Amount

   Shares sold                               174,099      $1,733,573     166,351       $1,599,456
   Shares issued on reinvestment               5,583          55,732       2,463           23,382
   Shares reacquired                         (35,361)       (348,493)    (16,664)        (157,054)
   Net increase                              144,321      $1,440,812     152,150       $1,465,784

D. PURCHASES AND SALES OF MUNICIPAL BONDS
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $2,622,482 and $1,044,947, respectively. At May 31, 1996, cost for federal income tax purposes is $3,184,999 and net unrealized appreciation aggregated $8,696, of which $38,929 related to appreciated securities and $30,233 related to depreciated securities.
     At May 31, 1996, the Fund had post-October losses of approximately $14,800 which will be deferred for tax purposes until the Fund's next fiscal year.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived all of its advisory fees amounting to $12,670. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $1,100. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

ALABAMA                               F-7                                      9

Notes to Financial Statements
 ................................................................................

     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $36,800 for the year ended May 31, 1996, of which approximately $32,300 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. ORGANIZATIONAL EXPENSES
   The organizational expenses incurred on behalf of the Fund (approximately $60,800) will be reimbursed to the Advisor on a straight-line basis over a period of three years beginning June 1, 1996. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

10                                    F-8                                ALABAMA

[LOGO OF SHIP ART]                   Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                                                               Period From
                                                                 Year Ended            Year Ended           April 11, 1994 to
                                                                May 31, 1996          May 31, 1995             May 31, 1994
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period:                             $ 9.94                $  9.66                $  9.58
Income from investment operations:
  Net investment income                                             0.53                   0.52                   0.03
  Net realized and unrealized gain (loss) on securities            (0.17)                  0.28                   0.09
Total from investment operations                                    0.36                   0.80                   0.12
Less distributions:
  From net investment income                                       (0.53)                 (0.52)                 (0.04)
Total distributions                                                (0.53)                 (0.52)                 (0.04)
Net asset value, end of period                                    $ 9.77                $  9.94                $  9.66
Total return/(a)/                                                   3.72%                  8.77%                  9.34%
Ratios to average net assets (annualized where appropriate):
  Actual net of waivers and reimbursements:
    Expenses/(b)/                                                   0.48%                  0.16%                  0.00%
    Net investment income                                           5.24%                  5.47%                  2.42%
  Assuming credits and no waivers or reimbursements:
    Expenses                                                        3.19%                  7.61%                 34.92%
    Net investment income                                           2.53%                 (1.98%)               (32.50%)
Net assets at end of period (000's)                               $3,256                $ 1,880                $   357
Portfolio turnover rate                                            42.03%                120.19%                  0.00%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.40%; prior period numbers have not been restated to reflect these credits.

ALABAMA                               F-9                                     11

[LOGO OF SHIP ART]
Independent Auditors' Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP ALABAMA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Alabama Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Alabama Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

12                                   F-10                                ALABAMA

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds

 Face
Amount                                                                        Face                    Market
(000)     Description                                                         Rate        Maturity     Value

          Education
          ------------------------------------------------------------------------------------------------------
$1,000    Private Colleges and Universities
          Facilities Authority Georgia Revenue -
          Mercer University Project                                           6.500%      11/01/15    $1,084,530
   500    Private Colleges and Universities
          Facilities Authority Georgia Revenue -
          Spelman College - Series 1994                                       6.200       06/01/14       515,015

          Hospitals
          ------------------------------------------------------------------------------------------------------
   100    Chatham County, GA Hospital Authority
          Revenue - Memorial Medical Center - Series 1990                     7.000       01/01/10       108,704
 1,130    Chatham County, GA Hospital Authority
          Revenue - Memorial Medical Center - Series 1990                     7.000       01/01/21     1,227,383
   500    Cherokee County, GA Hospital Authority Revenue                      7.250       12/01/15       547,750
   500    Colquitt County, GA Hospital Authority
          Revenue - Series 1992                                               6.700       03/01/12       531,235
 3,000    Fulco, GA Hospital Authority Revenue -                              6.250       09/01/13     2,871,630
          Georgia Baptist Health Care System - Series 1992A
 1,000    Fulco, GA Hospital Authority Revenue -
          Georgia Baptist Health Care System - Series 1992B                   6.250       09/01/13       957,210
 2,600    Fulco, GA Hospital Authority Revenue -
          Georgia Baptist Health Care System - Series 1992A                   6.375       09/01/22     2,489,734
 2,250    Fulco, GA Hospital Authority Revenue -
          Georgia Baptist Health Care System - Series 1992A                   6.375       09/01/22     2,154,578
 1,000    Gainesville and Hall County, GA Hospital
          Authority - Revenue Anticipation
          Certificates - Northeast Georgia Healthcare - Series 1995           6.000       10/01/20       988,550
 2,250    Gainesville and Hall County, GA Hospital
          Authority - Revenue Anticipation
          Certificates - Northeast Georgia Healthcare - Series 1995           6.000       10/01/25     2,222,258
 1,250    Ware County, GA Hospital Authority
          Revenue - Series 1992A                                              6.625       03/01/15     1,313,500

          Housing/Multifamily
          ------------------------------------------------------------------------------------------------------
 1,840    Augusta, GA Housing Authority -
          Multifamily Mortgage Revenue - River Glen Apartments - Series 1995  6.500       05/01/27     1,849,862
   755    Clayton County, GA Housing Authority
          Revenue - Multifamily - Advantages Project - Series 1995            5.700       12/01/16       730,213
 1,145    Clayton County, GA Housing Authority
          Revenue - Multifamily - Advantages Project - Series 1995            5.800       12/01/20     1,104,421
 1,000    DeKalb County, GA Housing Authority
          Revenue - Multifamily - Lakes at Indian Creek - Series 1994         7.150       01/01/25     1,038,250
 2,470    DeKalb County, GA Housing Authority
          Revenue - Multifamily - Regency Woods Project - Series 1996 A       6.500       01/01/26     2,456,958
 1,470    Decatur, GA Housing Authority Mortgage
          Revenue - Park Trace Apartments - Series 1992A                      6.450       07/01/25     1,485,553
   545    Hinesville, GA Leased Housing Corporation                           7.125       03/01/12       564,064
          Revenue - Baytree Apartments - Series 1992
 1,300    Macon, GA Housing Authority Revenue -                               6.450       04/01/26     1,315,483
          Multifamily - The Vistas - Series 1994
   500    Summerville, GA Housing Corporation Revenue                         8.000       12/01/10       516,505


4                                    F-80                               Georgia

Ship art
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
 (000)    Description                                                                            Rate       Maturity      Value
          Housing/Single Family
          ------------------------------------------------------------------------------------------------------------------------
$2,000    Fulton County, GA Housing Authority - Single Family Mortgage Revenue -
          Series  1995 A                                                                        6.550%      03/01/18    $2,016,160
   665    Fulton County, GA Housing Authority - Single Family Mortgage Revenue -
          Series 1995 A                                                                         6.600       03/01/28       669,848
   240    Georgia Housing and Finance Authority Home Ownership Opportunity -
          Series 1992A                                                                          6.700       12/01/12       249,780
 1,355    Georgia Housing and Finance Authority Home Ownership Opportunity -
          Series 1992A                                                                          6.750       06/01/17     1,402,317
 1,805    Georgia Housing and Finance Authority Home Ownership Opportunity -
          Series 1992 C                                                                         6.500       12/01/11     1,842,743
 1,215    Georgia Housing and Finance Authority Revenue - Single Family -
          Series 1994 A                                                                         6.500       12/01/17     1,222,983
   750    Georgia Housing and Finance Authority Revenue - Single Family -
          Series 1994 A                                                                         6.600       12/01/23       758,745
 1,000    Georgia Housing and Finance Authority Revenue - Single Family -
          Subseries 1995 A-2                                                                    6.400       12/01/15     1,010,710
 2,500    Georgia Housing and Finance Authority Revenue - Single Family -
          Subseries 1995 B-2                                                                    6.550       12/01/27     2,527,325
   390    Georgia State Residential Finance Authority - Series 1989 D                           7.800       06/01/21       407,932
   350    Georgia State Residential Finance Authority - Series 1990 A and B                     7.750       06/01/18       365,470
 1,640    Georgia State Residential Finance Authority - Series 1991 A                           7.250       12/01/21     1,694,530
   750    Georgia State Residential Finance Authority - Series B-1                              8.000       12/01/16       792,645

          Industrial Development and Pollution Control
          ------------------------------------------------------------------------------------------------------------------------
   500    Bartow County, GA Development Authority Pollution Control Revenue -
          Georgia Power Company                                                                 7.250       07/01/21       510,610
   750    Burke County, GA Development Authority Pollution Control Revenue -
          Georgia Power Company - Vogtle Project                                                8.375       07/01/17       789,232
 1,000    Cartersville, GA Development Authority Water and Wastewater Facilities -
          Anheuser-Busch - Series 1992                                                          6.750       02/01/12     1,061,520
   500    Savannah, GA Economic Development Authority Revenue - Hershey Foods -
          Series 1992                                                                           6.600       06/01/12       538,280
 1,000    Savannah, GA Economic Development Authority Revenue - Pollution Control
          Revenue - Union Camp Corporation - Series 1993                                        6.050       05/01/21       984,520
 1,000    Savannah, GA Economic Development Authority - Pollution Control Revenue -
          Union Camp - Series 1995                                                              6.150       03/01/17     1,011,620
   500    Wayne County, GA Development Authority Solid Waste Disposal Revenue - ITT
          Rayonier Inc. Project                                                                 8.000       07/01/15       530,265
 3,105    Wayne County, GA Development Authority Pollution Control Revenue -
          ITT Rayonier Project - Series 1993                                                    6.100       11/01/07     3,119,190
   500    White County, GA Industrial Development Authority Revenue -
          Clark-Schwebel Fiber Glass Corporation - Series 1992                                  6.850       06/01/10       513,855

          Municipal Appropriation Obligations
          ------------------------------------------------------------------------------------------------------------------------
 1,750    Butts County, GA Association County Commissioners - Certificates of
          Participation - Series 1994                                                           6.750       12/01/14     1,883,665

GEORGIA                              F-81                                      5

        Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
        Municipal Bonds (continued)

Face
Amount                                                                                              Face                Market
(000)   Description                                                                                 Rate     Maturity   Value
        Municipal Revenue/Utility
        --------------------------------------------------------------------------------------------------------------------------
$1,800  Appling County, GA Development Authority - Pollution Control Revenue -
        Oglethorpe Power Corporation Hatch - Series 1994                                            7.150%   01/01/21   $1,970,532
 1,500  Georgia Municipal Electric Authority Power Revenue - Series 1992 B                          6.375    01/01/16    1,555,395
   150  Georgia Municipal Electric Authority Power Revenue - Series 1995 O                          7.800    01/01/20      159,914
   500  Monroe County, GA Development Authority Pollution Control Revenue -
        Oglethorpe Power Corporation - Scherer Project - Series 1992A                               6.750    01/01/10      535,430
 1,000  Monroe County, GA Development Authority Pollution Control Revenue -
        Oglethorpe Power Corporation - Scherer Project - Series 1992A                               6.800    01/01/12    1,068,650
 1,000  Commonwealth of Puerto Rico Electric Power Authority - Series O                             5.000    07/01/12      884,480
 1,250  Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T                        5.500    07/01/20    1,141,225
 1,400  Commonwealth of Puerto Rico Electric Power Authority - Series 1995 X                        5.500    07/01/25    1,280,888
 2,200  Commonwealth of Puerto Rico Electric Power Authority Revenue - Series 1995 Z                5.250    07/01/21    1,958,660

        Municipal Revenue/Water & Sewer
        --------------------------------------------------------------------------------------------------------------------------
   500  Brunswick, GA Water and Sewer Improvement Revenue - Series 1992                             6.000    10/01/11      522,985
   400  Brunswick, GA Water and Sewer Improvement Revenue - Series 1992                             6.100    10/01/19      413,120
 3,000  Cherokee County, GA Water and Sewerage Authority Revenue - Series 1995                      5.200    08/01/25    2,724,540
   750  Columbia County, GA Water and Sewer Revenue                                                 6.900    06/01/11      810,562
 1,000  Conyers, GA Water and Sewerage Revenue - Series 1994 A                                      6.600    07/01/15    1,063,510
   750  Hinesville, GA Water and Sewer Revenue                                                      7.750    10/01/13      773,902
    85  Savannah, GA Water and Sewer Revenue - Series 1989                                          7.500    12/01/10       90,326

        Non-State General Obligations
        --------------------------------------------------------------------------------------------------------------------------
   500  Albany-Dougherty County, GA Inner City Authority Revenue - Series 1992                      6.000    02/01/11      507,615
 1,215  Clayton County, GA Solid Waste Management Authority - Series 1992A                          6.500    02/01/12    1,262,191
   800  Downtown Marietta, Georgia Development Authority Revenue - Cobb County
        Lease                                                                                       6.600    01/01/19      853,184
 1,000  Downtown Smyrna, GA Development Authority Revenue - Series 1994                             6.600    02/01/17    1,057,980
   725  Fulton County, GA Building Authority Revenue - Judicial Center Facilities
        Project - Series 1991                                                                       6.500    01/01/15      768,014
 1,015  Peach County, GA School District - General Obligation - Series 1994                         6.300    02/01/14    1,048,322
 3,810  Peach County, GA School District - General Obligation - Series 1994                         6.400    02/01/19    3,968,039
 1,500  Washington County, GA School District - General Obligation - Series 1994                    6.875    01/01/14    1,639,965

        Pre-refunded or Escrowed
        --------------------------------------------------------------------------------------------------------------------------
 1,500  Albany-Dougherty County, GA Hospital Authority Revenue -
        Phoebe Putney Memorial Hospital - Series B                                                  7.500    09/01/20    1,685,805
   500  Atlanta, GA Board of Education - Certificates of Participation                              7.125    06/01/12      552,245
   270  Atlanta, GA Urban Residential Finance Authority - Dormitory Facility
        Revenue - Morehouse College                                                                 7.300    12/01/14      293,884
   505  Cherokee County, GA Water and Sewer Authority Revenue                                       9.750    08/01/09      655,894
 6,765  Colquitt County, GA Development Authority Revenue - Southern Care
        Corporation - Series 1991 A                                                                 0.000    12/01/21    1,116,834
10,275  Colquitt County, GA Development Authority Revenue - Southern Care
        Corporation - Series 1991 A                                                                 0.000    12/01/21    1,696,300
   500  Dade County, GA Water and Sewer Authority Revenue                                           7.600    07/01/15      552,975

6                               F-82                              Georgia

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

  Face
 Amount                                                                                              Face                   Market
  (000)   Description                                                                                Rate    Maturity       Value
$   300   Douglasville-Douglas County, GA Water and Sewer Authority Revenue                         7.700%   06/01/13   $    325,743
    500   Gainesville, GA Water and Sewer Revenue                                                   7.200    11/15/10        558,055
  1,855   Marietta, GA Development Authority Revenue - Life College, Inc. - Series 1989             7.250    12/01/19      2,047,697
  1,200   Metropolitan Atlanta Rapid Transit Authority - Georgia Sales Tax Revenue -
          Series L                                                                                  7.200    07/01/20      1,312,812
  2,100   Richmond County, GA Development Authority Revenue - Series C                              0.000    12/01/21        346,689
 19,890   Richmond County, GA Development Authority Revenue - Series C                              0.000    12/01/21      3,283,640
    500   Ware County, GA Hospital Authority Revenue                                                7.125    03/01/15        550,140

          Special Tax Revenue
          --------------------------------------------------------------------------------------------------------------------------
    570   Burke County, GA Development Authority Revenue - Georgia Safe Corporation                 7.500    02/01/11        610,721
  1,150   Burke County, GA Economic Development Authority Industrial Development
          Revenue - Ritz Instrument Transformers                                                    7.250    12/01/11      1,208,558
    575   Metropolitan Atlanta Rapid Transit Authority - Georgia Sales Tax Revenue -
          Series 1989 K                                                                             7.250    07/01/10        617,159
  2,815   Metropolitan Atlanta Rapid Transit Authority - Georgia Sales Tax Revenue -
          Series 1992 N                                                                             6.250    07/01/18      2,932,020
  2,000   Metropolitan Atlanta Rapid Transit Authority - Georgia Sales Tax Revenue -
          Series 1994 A                                                                             6.900    07/01/20      2,169,500
  1,200   Commonwealth of Puerto Rico Highway and Transportation Authority
          Revenue - Series 1993 X                                                                   5.000    07/01/22      1,016,280
  8,000   Puerto Rico Highway and Transportation Authority Revenue - Series 1996 Y
          and Z                                                                                     5.500    07/01/36      7,261,440
    550   Commonwealth of Puerto Rico Infrastructure Financing Authority - Series A                 7.750    07/01/08        593,906

          State/Territorial General Obligations
          --------------------------------------------------------------------------------------------------------------------------
    450   Commonwealth of Puerto Rico - General Obligation - Series 1994                            6.450    07/01/17        472,068
  1,700   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
          Series 1995                                                                               5.000    07/01/15      1,494,232

          Total Investments in Securities - Municipal Bonds (cost $112,431,775) - 98.4%                                  115,391,357

          Excess of Other Assets over Liabilities - 1.6%                                                                   1,903,104

          Total Net Assets - 100.0%                                                                                     $117,294,461

See notes to financial statements.

Georgia                             F-83                                       7

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $112,431,775)                               $115,391,357
  Receivable for Fund shares sold                                                     282,205
  Interest receivable                                                               2,461,890
  Other                                                                                 7,406
    Total assets                                                                  118,142,858
LIABILITIES:
  Bank overdraft                                                                      201,364
  Payable for Fund shares reacquired                                                   10,727
  Distributions payable                                                               554,441
  Accrued expenses                                                                     81,865
    Total liabilities                                                                 848,397
NET ASSETS                                                                        117,294,461
  Class A:
  Applicable to 10,570,864 shares of beneficial interest
   issued and outstanding                                                        $107,861,876
  Net asset value per share                                                      $      10.20
  Class C:
  Applicable to 926,282 shares of beneficial interest
   issued and outstanding                                                        $  9,432,585
  Net asset value per share                                                      $      10.18

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                     $  7,510,137
EXPENSES:
  Distribution fees - Class A (Note E)                                                448,491
  Distribution fees - Class C (Note E)                                                 75,046
  Investment advisory fees (Note E)                                                   601,755
  Custodian's fees                                                                    108,134
  Transfer agent's fees                                                                83,410
  Registration fees                                                                     3,411
  Legal fees                                                                            3,220
  Audit fees                                                                           16,470
  Trustees' fees                                                                        3,660
  Shareholder services fees (Note E)                                                   12,360
  Other                                                                                 3,939
  Advisory fees waived (Note E)                                                      (366,193)
    Total expenses before credits                                                     993,703
  Custodian fee credit (Note B)                                                       (20,164)
Net expenses                                                                          973,539
Net investment income                                                               6,536,598
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   600,909
  Change in unrealized appreciation (depreciation) oF investments                  (3,544,803)
Net loss on investments                                                            (2,943,894)
Net increase in net assets resulting from operations                             $  3,592,704

See notes to financial statements.

8                                   F-84                                 Georgia

[LOGO OF SHIP ART]
Statement of Changes in Net Assets
 ................................................................................


INCREASE (DECREASE) IN NET ASSETS                                                 Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                          $  6,536,598         $  7,018,455
  Net realized gain (loss) on security transactions                                   600,909             (503,259)
  Change in unrealized appreciation (depreciation) of
   investments                                                                     (3,544,803)           2,459,199
Net increase in net assets resulting from operations                                3,592,704            8,974,395
Distributions to Class A shareholders:
  From net investment income                                                       (6,196,741)          (6,723,768)
Distributions to Class C shareholders:
  From net investment income                                                         (392,640)            (294,712)
Net decrease in net assets from distributions to shareholders                      (6,589,381)          (7,018,480)
Fund share transactions (Note C):
  Proceeds from shares sold                                                        14,972,667           15,191,704
  Net asset value of shares issued in reinvestment of distributions                 3,853,135            4,028,200
  Cost of shares reacquired                                                       (18,861,782)         (28,264,876)
Net decrease in net assets from Fund share transactions                               (35,980)          (9,044,972)
Total decrease in net assets                                                       (3,032,657)          (7,089,057)
NET ASSETS:
  Beginning of year                                                               120,327,118          127,416,175
  End of year                                                                    $117,294,461         $120,327,118
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $117,759,807         $117,988,119
  Accumulated net realized gain (loss) on security transactions                    (3,424,928)          (4,165,386)
  Unrealized appreciation (depreciation) of investments                             2,959,582            6,504,385
                                                                                 $117,294,461         $120,327,118

See notes to financial statements.

Georgia                              F-85                                      9

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. DESCRIPTION OF BUSINESS
   Flagship Georgia Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on March 27, 1986. On January 4, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
      The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
      Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

10                                   F-86                                Georgia

Notes to Financial Statements
 ................................................................................

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
   The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                   Year Ended                  Year Ended
                                                  May 31, 1996                May 31, 1995
                                             ---------------------        ----------------------
                                             Shares         Amount        Shares          Amount
   Class A:
   Shares sold                            1,076,625   $ 11,247,191     1,172,988    $ 11,821,769
   Shares issued on reinvestment            343,594      3,593,871       383,032       3,840,891
   Shares reacquired                     (1,686,034)   (17,598,671)   (2,752,961)    (27,143,426)
   Net decrease                            (265,815)  $ (2,757,609)   (1,196,941)   $(11,480,766)

   Class C:
   Shares sold                              355,608   $  3,725,476       335,379    $  3,369,935
   Shares issued on reinvestment             24,841        259,264        18,740         187,309
   Shares reacquired                       (122,108)    (1,263,111)     (112,088)     (1,121,450)
   Net increase                             258,341   $  2,721,629       242,031    $  2,435,794

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $70,684,159 and $73,598,429, respectively. At May 31, 1996, cost for federal income tax purposes is $112,431,775 and net unrealized appreciation aggregated $2,959,582, of which $3,921,462 related to appreciated securities and $961,880 related to depreciated securities.
   At May 31, 1996, the Fund has available capital loss carryforwards of approximately $3,425,000 to offset future net capital gains in the amounts of $366,000 through May 31,1997, $109,600 through May 31,1999, $1,046,000 through May 31, 2001, $1,400,200 through May 31, 2002, and $503,200 through
   May 31, 2003.

Georgia                              F-87                                     11

Notes to Financial Statements
 ................................................................................

   At May 31, 1996, the Fund reclassified $139,549 of expired capital loss carryforward from accumulated net realized loss on security transactions to paid-in surplus. Net investment income, net realized gains, and net assets were not affected by this reclassification.

E. Transactions with Investment Advisor and Distributor
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly, on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $366,193 of its advisory fees. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
   The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $36,783 and $7,422 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
   In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $292,900 for the year ended May 31, 1996, of which approximately $254,300 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $2,000 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.
F. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $6 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $451,600, at a weighted average annualized interest rate of 6.71%. At May 31, 1996, the Fund had no borrowings outstanding under the line of credit.

12                                   F-88                                Georgia

[LOGO OF SHIP ART]
                                      Selected data for each share of beneficial
Financial Highlights                   interest outstanding throughout the year.
 ................................................................................

                                                   Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
Class A                                           May 31, 1996   May 31, 1995   May 31, 1994   May 31, 1993   May 31, 1992
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $10.46         $10.23         $10.62         $10.16         $ 9.95
Income from investment operations:
   Net investment income                               0.57           0.58           0.59           0.62           0.63
   Net realized and unrealized gain (loss)
    on securities                                     (0.25)          0.23          (0.39)          0.45           0.21
Total from investment operations                       0.32           0.81           0.20           1.07           0.84
Less distributions:
   From net investment income                         (0.58)         (0.58)         (0.59)         (0.61)         (0.63)
Total distributions                                   (0.58)         (0.58)         (0.59)         (0.61)         (0.63)
Net asset value, end of year                         $10.20         $10.46         $10.23         $10.62         $10.16
Total return(a)                                        3.05%          8.31%          1.83%         10.84%          8.81%
Ratios to average net assets:
   Actual net of waivers and reimbursements:
     Expenses(b)                                       0.80%          0.83%          0.70%          0.62%          0.57%
     Net investment income                             5.46%          5.79%          5.47%          5.88%          6.31%
   Assuming credits and no waivers or
    reimbursements:
     Expenses                                          1.08%          1.09%          1.06%          1.08%          1.14%
     Net investment income                             5.18%          5.53%          5.11%          5.42%          5.74%
Net assets at end of year (000's)                  $107,862       $113,354       $123,068       $101,196        $70,650
Portfolio turnover rate                               59.41%         39.94%         39.48%         29.51%         21.19%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.78%; prior year numbers have not been restated to reflect these credits.

Georgia                              F-89                                     13

[LOGO OF SHIP ART]
                                      Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                              Period From
                                            Year Ended       Year Ended    January 14, 1994 to
Class C                                    May 31, 1996     May 31, 1995      May 31, 1994
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.44           $10.21            $10.91
Income from investment operations:
   Net investment income                        0.51             0.52              0.19
   Net realized and unrealized gain
    (loss) on securities                       (0.25)            0.23             (0.69)
Total from investment operations                0.26             0.75             (0.50)
Less distributions:
   From net investment income                  (0.52)           (0.52)            (0.20)
Total distributions                            (0.52)           (0.52)            (0.20)
Net asset value, end of period                $10.18           $10.44            $10.21
Total return(a)                                 2.48%            7.72%           (10.96%)
Ratios to average net assets
 (annualized where appropriate):
   Actual net of waivers and
    reimbursements:
      Expenses(b)                               1.34%            1.38%             1.27%
      Net investment income                     4.90%            5.18%             4.55%
   Assuming credits and no
    waivers or reimbursements:
      Expenses                                  1.63%            1.64%             1.60%
      Net investment incme                      4.61%            4.92%             4.22%
Net assets at end of year (000's)             $9,433           $6,973            $4,348
Portfolio turnover rate                        59.41%           39.94%            39.48%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.32%; prior period numbers have not been restated to reflect these credits.

14                                   F-90                                Georgia

[logo of Ship art]
Independent Auditors' Report
 ...............................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP GEORGIA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Georgia Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Georgia Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

Georgia                              F-91                                     15

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets            May 31, 1996
 ...............................................................................

          Municipal Bonds
Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value

          Education
          -------------------------------------------------------------------------------------------------------------------------
$  750    Louisiana Public Facilities Authority Revenue - Loyola University - Series 1989 A      7.250%      10/01/09   $  812,190
   380    Louisiana Public Facilities Authority Revenue - Loyola College and University -
          Series 1992                                                                            6.750       04/01/10      408,929

          Health Care
          -------------------------------------------------------------------------------------------------------------------------
 3,000    Louisiana Housing Finance Agency - Mortgage Revenue - St. Dominic Assisted
          Care Facility - Series 1995                                                            6.950       09/01/36    3,133,050
   500    Louisiana Public Facilities Authority Revenue - Mary Bird Perkins Cancer
          Center - Series 1994                                                                   6.200       01/01/19      507,330

          Hospitals
          -------------------------------------------------------------------------------------------------------------------------
   750    Jefferson Parish, LA Hospital Revenue - Service District Number 1 -
          Series 1993                                                                            5.250       01/01/13      696,585
 1,000    Jefferson Parish, LA Hospital Revenue - Service District Number 2 -
          Series 1993                                                                            5.750       07/01/16      960,850
   500    Louisiana Public Facilities Authority Hospital Revenue - Our Lady of Lourdes
          Regional Medical Center - Series 1992                                                  6.450       02/01/22      519,775
 1,125    Louisiana Public Facilities Authority Hospital Revenue - Woman's Hospital
          Foundation - Series 1992                                                               7.250       10/01/22    1,155,218
 1,000    Louisiana Public Facilities Authority Hospital Revenue - Lafayette General
          Medical Center - Series 1992                                                           6.400       10/01/12    1,040,450
 2,000    Louisiana Public Facilities Authority Hospital Revenue - Lafayette General
          Medical Center - Series 1992                                                           6.500       10/01/22    2,072,580
   500    Louisiana Public Facilities Authority Hospital Revenue - Saint Francis
          Medical Center - Series 1994                                                           5.450       07/01/18      463,110
 1,500    Louisiana Public Facilities Authority Hospital Revenue - Woman's Hospital
          Foundation - Series 1994                                                               5.950       10/01/14    1,475,220
 1,325    Louisiana Public Facilities Authority Revenue - Alton Ochsner Medical Foundation       6.500       05/15/22    1,368,062
   500    Louisiana Public Facilities Authority Revenue - Sisters of Mercy - Series 1993 A       5.500       06/01/13      466,525
   500    Louisiana Public Facilities Authority Revenue - Sisters of Mercy - Series 1993 A       5.000       06/01/19      437,500
 2,500    Louisiana Public Facilities Authority Revenue - General Health Incorporated -
          Series 1994                                                                            6.375       11/01/24    2,563,900
 1,400    Ouachita Parish, LA Hospital Service District Number 1 Revenue - Glenwood
          Regional Medical Center - Series 1991                                                  7.500       07/01/21    1,491,798
 2,180    St. Tammany Parish, LA Hospital Service District Number 2 - Series 1994                6.250       10/01/14    2,204,569
 1,135    Tangipahoa Parish, LA Hospital Service District Number 1 - Series 1994                 6.250       02/01/24    1,148,008

          Housing/Multifamily
          -------------------------------------------------------------------------------------------------------------------------
   750    Lake Charles, LA Non-Profit Housing Development Corporation Revenue -
          Chateau Project                                                                        7.875       02/15/25      752,152
   735    Louisiana Public Facilities Authority Revenue - Walmsley Housing - Series A            7.500       06/01/21      784,318
   500    Louisiana Public Facilities Authority Revenue - Multifamily Housing                    7.750       11/01/16      533,530

4                                    F-159                             Louisiana

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value
          Housing/Single Family
          ------------------------------------------------------------------------------------------------------------------------
$1,260    East Baton Rouge, LA Mortgage FinanceAuthority - Single Family                       7.875%       08/01/23   $ 1,324,739
   355    Louisiana Housing Finance Agency Revenue - Single Family - Series 1995 A-2           6.550        12/01/26       353,839
 1,740    Louisiana Housing Finance Agency - Mortgage Revenue - GNMA Collateralized
          Mortgage Loan - Villa Maria Retirement Center Project - Series 1993                  7.100        01/20/35     1,821,780
   635    New Orleans, LA Home Mortgage Authority Revenue - Single Family Housing -
          Series 1988                                                                          7.750        12/01/22       660,864
   305    St. Bernard Parish, LA Home Mortgage Authority Revenue - Single Family -
          Series A                                                                             8.000        03/25/12       325,377
   289    St. Mary, LA Public Trust Financing Authority - Single Family Housing
          Revenue - Series A                                                                   7.625        03/25/12       310,120

          Industrial Development and Pollution Control
          ------------------------------------------------------------------------------------------------------------------------
 1,000    DeSoto Parish, LA Environmental Improvement Revenue - International
          Paper Company - Series 1995 B                                                        6.550        04/01/19     1,014,710
 1,000    Lake Charles, LA Harbor and Terminal District Port Facilities - Occidental
          Petroleum Corporation - Series 1992                                                  7.200        12/01/20     1,037,770
 3,000    Lake Charles, LA Harbor and Terminal District Port Facilities - Trunkline LNG
          Company Project - Series 1992                                                        7.750        08/15/22     3,330,330
 2,500    Louisiana State Offshore Terminal Authority - Deepwater Port Revenue -
          LOOP Incorporated Project - Series E                                                 7.600        09/01/10     2,710,975
   500    Louisiana State Offshore Terminal Authority - Deepwater Port Revenue -
          LOOP Incorporated Project - Series 1991 B                                            7.200        09/01/08       545,960
 3,000    Natchitoches Parish, LA Solid Waste Disposal Revenue - Willamette Industries
          Project - Series 1993                                                                5.875        12/01/23     2,852,370
 1,000    St. Charles Parish, LA Environmental Revenue - Louisiana Power and Light
          Company - Series 1995                                                                6.375        11/01/25       965,110
   500    St. Charles Parish, LA Pollution Control Revenue - Louisiana Power and Light
          Company                                                                              8.000        12/01/14       549,240
 1,500    St. Charles Parish, LA Pollution Control Revenue - Union Carbide - Series 1992       7.350        11/01/22     1,556,760
 1,500    St. Charles Parish, LA Solid Waste Disposal - Louisiana Power and Light
          Company - Series 1992 A                                                              7.000        12/01/22     1,532,505

          Municipal Appropriation Obligations
          ------------------------------------------------------------------------------------------------------------------------
   685    Louisiana Public Facilities Authority Revenue - Jefferson Parish Eastbank            7.700        08/01/10       752,342
 1,500    Office Facilities Corporation A Louisiana Non-Profit Corporation -
          Capital Facilities                                                                   7.750        12/01/10     1,656,180

          Municipal Revenue/Other
          ------------------------------------------------------------------------------------------------------------------------
 2,000    New Orleans, LA Audubon Park Commission - Aquarium Revenue - Series 1992A            8.000        04/01/12     2,149,800

          Municipal Revenue/Utility
          ------------------------------------------------------------------------------------------------------------------------
   500    Guam Power Authority Revenue - Series 1993 A                                         5.250        10/01/23       416,660
   800    Commonwealth of Puerto Rico Electric Power Authority - Series 1994 S                 7.000        07/01/07       904,232

Louisiana                            F-160                                     5

          Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
          Municipal Bonds (continued)

Face
Amount                                                                                           Face                      Market
(000)     Description                                                                            Rate      Maturity        Value
          Municipal Revenue/Water & Sewer
          ------------------------------------------------------------------------------------------------------------------------
$ 1,500   Louisiana Public Facilities Authority Revenue - Baton Rouge Water Works
          Series 1992                                                                            6.400%    02/01/10   $ 1,577,640

          Non-State General Obligations
          ------------------------------------------------------------------------------------------------------------------------
    500   New Orleans, LA General Obligation - Series 1995                                       5.850     11/01/14       499,860
  1,000   New Orleans, LA General Obligation - Series 1991                                       0.000     09/01/06       572,280
  2,000   New Orleans, LA General Obligation - Series 1991                                       0.000     09/01/10       869,720
  5,785   New Orleans, LA General Obligation - Series 1991                                       0.000     09/01/16     1,723,525
  1,000   Orleans Parish, LA Parishwide School District - General Obligation - Series 1996       5.000     09/01/14       882,820
 13,015   Orleans Parish, LA Public School Board Revenue - Series 1991                           0.000     02/01/15     4,179,377

          Pre-refunded or Escrowed
          ------------------------------------------------------------------------------------------------------------------------
  1,000   Jefferson Parish, LA Home Mortgage Authority - Single Family Mortgage
          Revenue - Series 1985                                                                  0.000     05/01/17       276,580
    800   Louisiana Public Facilities Authority Hospital Revenue - Southern Baptist
          Hospital                                                                               8.000     05/15/12       929,752
 10,000   Louisiana Public Facilities Authority Revenue - Series 1990                            0.000     12/01/19     2,347,500
    500   Louisiana Public Facilities Authority Revenue - Sisters of Mercy - Series B            7.375     06/01/19       549,340
  1,000   Louisiana State General Obligation                                                     7.125     09/01/10     1,109,170
    250   Shreveport, LA Home Mortgage Authority - Single Family Revenue                         6.750     09/01/10       266,498

          Special Tax Revenue
          ------------------------------------------------------------------------------------------------------------------------
  1,250   East Baton Rouge Parish, LA Sales and Use Tax - Series 1993 A                          4.900     02/01/18     1,066,875
  2,000   East Baton Rouge Parish, LA Sales and Use Tax Revenue - Series 1996 ST                 5.400     02/01/18     1,862,260
  1,000   Ernest N. Morial - New Orleans, LA Exhibition Hall Authority - Special Tax
          - Series 1996 A, B and C                                                               5.500     07/15/18       942,620
  1,000   Jefferson Parish, LA Sales Tax District - Special Sales Tax Revenue - Series B         6.750     12/01/06     1,082,280
    700   Jefferson Parish, LA School Board - Special Assessment - Sales Tax Revenue -
          Series 1986                                                                            0.000     09/01/04       442,400
  1,530   Lafayette Parish, LA School Board - Sales Tax Revenue - Series 1994                    4.875     04/01/13     1,350,531
  1,000   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
          Series 1993 W                                                                          5.500     07/01/13       952,090
  1,500   St. John the Baptist Parish, LA Public Improvement Sales Tax                           7.800     12/01/14     1,620,195

          State/Territorial General Obligations
          ------------------------------------------------------------------------------------------------------------------------
    500   Louisiana State General Obligation - Series 1993 B                                     5.625     08/01/13       493,195

          Total Investments in Securities - Municipal Bonds (cost $74,629,368) - 99.6%                                 77,363,820

          Excess of Other Assets over Liabilities - 0.4%                                                                  299,468

          Total Net Assets - 100.0%                                                                                   $77,663,288

See notes to financial statements.


6                                    F-161                             Louisiana

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $74,629,368)                                $77,363,820
  Receivable for investments sold                                                    860,000
  Receivable for Fund shares sold                                                     52,794
  Interest receivable                                                              1,324,321
  Other                                                                                4,293
    Total assets                                                                  79,605,228
LIABILITIES:
  Bank borrowings (Note G)                                                           449,111
  Payable for investments purchased                                                  971,943
  Payable for Fund shares reacquired                                                  93,660
  Distributions payable                                                              356,123
  Accrued expenses                                                                    71,103
    Total liabilities                                                              1,941,940
NET ASSETS                                                                        77,663,288
  Class A:
  Applicable to 6,723,976 shares of beneficial interest issued and outstanding   $72,005,370
  Net asset value per share                                                      $     10.71
  Class C:
  Applicable to 528,609 shares of beneficial interest issued and outstanding     $ 5,657,918
  Net asset value per share                                                      $     10.70

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                      $4,621,027
EXPENSES:
  Distribution fees-Class A (Note E)                                                 277,262
  Distribution fees-Class C (Note E)                                                  43,079
  Investment advisory fees (Note E)                                                  370,400
  Custody and accounting fees                                                         59,926
  Transfer agent's fees                                                               41,950
  Registration fees                                                                    2,363
  Legal fees                                                                           1,882
  Audit fees                                                                          13,237
  Reimbursement of organizational expenses (Note F)                                   14,334
  Trustees' fees                                                                       1,830
  Shareholder services fees (Note E)                                                   6,774
  Other                                                                                2,391
  Advisory fees waived (Note E)                                                     (222,310)
    Total expenses before credits                                                    613,118
  Custodian fee credit (Note B)                                                       (7,466)
Net expenses                                                                         605,652
Net investment income                                                              4,015,375
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   13,525
  Change in unrealized appreciation (depreciation) of investments                   (761,714)
Net loss on investments                                                             (748,189)
Net increase in net assets resulting from operations                              $3,267,186

See notes to financial statements.

Louisiana                            F-162                                     7

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                                 Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                           $ 4,015,375         $  3,897,504
  Net realized gain (loss) on security transactions                                    13,525              110,924
  Change in unrealized appreciation (depreciation) of investments                    (761,714)           1,861,960
Net increase in net assets resulting from operations                                3,267,186            5,870,388
Distributions to Class A shareholders:
  From net investment income                                                       (3,818,526)          (3,785,632)
Distributions to Class C shareholders:
  From net investment income                                                         (224,197)            (119,767)
Net decrease in net assets from distributions to shareholders                      (4,042,723)          (3,905,399)
Fund share transactions (Note C):
  Proceeds from shares sold                                                        13,860,830           10,213,999
  Net asset value of shares issued in reinvestment of distributions                 2,198,857            2,326,180
  Cost of shares reacquired                                                        (8,986,764)         (11,461,013)
Net increase in net assets from Fund share transactions                             7,072,923            1,079,166
Total increase in net assets                                                        6,297,386            3,044,155
NET ASSETS:
  Beginning of year                                                                71,365,902           68,321,747
  End of year                                                                     $77,663,288         $ 71,365,902
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                 $74,973,448         $ 67,927,873
  Accumulated net realized gain (loss) on security transactions                       (44,612)             (58,137)
  Unrealized appreciation (depreciation) of investments                             2,734,452            3,496,166
                                                                                  $77,663,288         $ 71,365,902

See notes to financial statements.

8                                    F-163                             Louisiana

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................
A.  DESCRIPTION OF BUSINESS

    The Flagship Louisiana Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on September 12, 1989. On February 2, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund.

    ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

    SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

    FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

    SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Louisiana                            F-164                                     9

Notes to Financial Statements
 ...............................................................................

    EXPENSE ALLOCATION: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

      The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

    SECURITIES PURCHASED ON A "WHEN-ISSUED" BASIS: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C.  FUND SHARES

    At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                            Year Ended                 Year Ended
                                           May 31, 1996               May 31, 1995
                                     -----------------------    -------------------------
                                       Shares       Amount        Shares         Amount
CLASS A:
Shares sold                           997,208    $10,830,874      814,297     $ 8,403,348
Shares issued on reinvestment         187,827      2,038,551      218,176       2,245,257
Shares reacquired                    (768,321)    (8,319,610)  (1,100,408)    (11,187,669)
NET INCREASE (DECREASE)               416,714    $ 4,549,815      (67,935)    $  (539,064)

CLASS C:
Shares sold                           277,655    $ 3,029,956      173,642     $ 1,810,651
Shares issued on reinvestment          14,749        160,306        7,881          80,923
Shares reacquired                     (61,998)      (667,154)     (26,574)       (273,344)
NET INCREASE                          230,406    $ 2,523,108      154,949     $ 1,618,230

D.  PURCHASES AND SALES OF MUNICIPAL BONDS

    Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $25,869,350 and $19,183,983, respectively. At May 31, 1996, cost for federal income tax purposes is $74,629,368 and net unrealized appreciation aggregated $2,734,452, of which $3,033,789 related to appreciated securities and $299,337 related to depreciated securities.

      At May 31, 1996, the Fund has available a capital loss carryforward of approximately $44,600 to offset future net capital gains expiring on May 31, 2003.

10                                   F-165                            Louisiana

Notes to Financial Statements
 ................................................................................

E. Transactions with Investment Advisor and Distributor
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly, on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $222,310 of its advisory fees. Included in accrued expenses at May 31, 1996 are accrued advisory fees of $13,109. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $24,294 and $4,568 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $254,300 for the year ended May 31, 1996, of which approximately $221,400 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $1,000 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. Organizational Expenses
   The organizational expenses incurred on behalf of the Fund (approximately $72,000) have been reimbursed as of May 31, 1996.

G. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $3 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $163,500, at a weighted average annualized interest rate of 7.29%. At May 31, 1996, the Fund had $449,111 outstanding under the line of credit.

Louisiana                            F-166                                    11

[LOGO OF SHIP ART]
Financial Highlights                  Selected data for each share of beneficial
                                       interest outstanding throughout the year.
 ................................................................................

                                                    Year Ended      Year Ended     Year Ended       Year Ended       Year Ended
Class A                                            May 31, 1996    May 31, 1995   May 31, 1994     May 31, 1993     May 31, 1992
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $  10.80        $  10.48        $ 10.93          $ 10.30          $ 10.02
Income from investment operations:
   Net investment income                                0.59            0.60           0.61             0.64             0.65
   Net realized and unrealized gain
   (loss) on securities                                (0.08)           0.32          (0.40)            0.67             0.35
Total from investment operations                        0.51            0.92           0.21             1.31             1.00
Less distributions:
   From net investment income                          (0.60)          (0.60)         (0.62)           (0.63)           (0.65)
   From net realized capital gains                                                    (0.03)           (0.05)           (0.07)
   In excess of net realized capital gains                                            (0.01)
Total distributions                                    (0.60)          (0.60)         (0.66)           (0.68)           (0.72)
Net asset value, end of year                        $  10.71        $  10.80        $ 10.48          $ 10.93          $ 10.30
Total return(a)                                         4.77%           9.20%          1.77%           13.12%           10.35%
Ratios to average net assets:
   Actual net of waivers and
   reimbursements:
      Expenses(b)                                      0.80%           0.83%           0.66%            0.61%            0.49%
      Net investment income                            5.46%           5.80%           5.56%            5.95%            6.43%
   Assuming credits and no waivers or
   reimbursements:
      Expenses                                         1.09%           1.18%           1.12%            1.16%            1.22%
      Net investment income                            5.17%           5.45%           5.10%            5.40%            5.70%
Net assets at end of year (000's)                   $72,005         $68,145         $66,821          $54,483          $38,873
Portfolio turnover rate                               26.24%          43.90%          22.40%           29.25%           42.51%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.79%; prior year numbers have not been restated to reflect these credits.

12                                   F-167                             Louisiana

[LOGO OF SHIP ART]
Financial Highlights                 Selected data for each share of beneficial
                                    interest outstanding throughout the period.
 ................................................................................

                                                                                 Period From
                                            Year Ended       Year Ended      February 2, 1994 to
Class C                                    May 31, 1996     May 31, 1995         May 31, 1994
------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 10.80           $ 10.48              $  11.29
Income from investment operations:
   Net investment income                         0.53              0.54                  0.16
   Net realized and unrealized gain
   (loss) on securities                         (0.09)             0.32                 (0.81)
Total from investment operations                 0.44              0.86                 (0.65)
Less distributions:
   From net investment income                   (0.54)            (0.54)                (0.16)
Total distributions                             (0.54)            (0.54)                (0.16)
Net asset value, end of period                $ 10.70           $ 10.80              $  10.48
Total return(a)                                  4.12%             8.59%               (17.21%)
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
      Expenses(b)                                1.35%             1.37%                 1.23%
      Net investment income                      4.87%             5.21%                 4.79%
   Assuming credits and no
   waivers or reimbursements:
      Expenses                                   1.64%             1.73%                 1.68%
      Net investment income                      4.58%             4.85%                 4.34%
Net assets at end of period (000's)           $ 5,658           $ 3,220              $  1,501
Portfolio turnover rate                         26.24%            43.90%                22.40%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.34%; prior period numbers have not been restated to reflect these credits.

Louisiana                            F-168                                    13

[LOGO OF SHIP ART] Independent Auditor's Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP LOUISIANA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Louisiana Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Louisiana Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

14                                   F-169                             Louisiana

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
--------------------------------------------------------------------------------
Municipal Bonds

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value

          Education
          --------------------------------------------------------------------------------------------------------------------------
$  165    North Carolina Educational Facilities Finance Agency Revenue -
          High Point College                                                                    7.050%      12/01/05   $  177,246
   175    North Carolina Educational Facilities  Finance Agency Revenue -
          High Point College                                                                    7.100       12/01/06      187,684
 1,235    North Carolina Educational Facilities  Finance Agency Revenue -
          Duke University - Series 1991 C                                                       6.750       10/01/21    1,326,859
   175    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/02      181,792
   195    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/03      202,392
   205    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/04      212,589
   220    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/05      227,924
   235    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/06      243,232
   255    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/07      263,782
   270    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/08      279,032
   295    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/09      304,576
   315    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/10      325,008
   340    University of North Carolina Asheville Revenue - Dorm and Dining Hall System          7.000       06/01/11      350,632
   295    University of North Carolina Chapel Hill Revenue - Student Recreation Center
          Series 1991                                                                           7.000       06/01/08      320,370

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
 2,055    North Carolina Medical Care Commission Health Care Facilities Revenue -
          Stanly Memorial Hospital                                                              7.800       10/01/19    2,166,854
 1,500    North Carolina Medical Care Commission Hospital Revenue - Rex Hospital -
          Series 1993                                                                           6.250       06/01/17    1,537,305
 1,000    North Carolina Medical Care Commission Hospital Revenue -
          Annie Penn Memorial Hospital - Series 1991                                            7.500       08/15/21    1,028,040
 1,275    North Carolina Medical Care Commission Hospital Revenue -
          Halifax Memorial Hospital - Series 1992                                               6.750       08/15/14    1,268,230
 1,000    North Carolina Medical Care Commission Hospital Revenue -
          Halifax Memorial Hospital - Series 1992                                               6.750       08/15/24      977,690
 2,200    North Carolina Medical Care Commission Hospital Revenue -
          Roanoke-Chowan Hospital                                                               7.750       10/01/19    2,313,102
   600    North Carolina Medical Care Commission Hospital Revenue -
          Transylvania Community Hospital                                                       8.000       10/01/19      633,426
 1,000    North Carolina Medical Care Commission Hospital Revenue -
          Mercy Hospital - Series 1992                                                          6.500       08/01/15    1,009,970
 3,400    North Carolina Medical Care Commission Hospital Revenue -
          Community Hospital Thomasville                                                        8.100       10/01/15    3,708,176
 1,000    North Carolina Medical Care Commission Hospital Revenue -
          Gaston Memorial Hospital - Series 1995                                                5.500       02/15/19      941,410
 2,500    Northern Hospital District Surry County, NC Hospital Revenue - Series 1991            7.875       10/01/21    2,595,900
 3,000    Pitt County, NC Memorial Hospital Revenue - Series 1995                               5.250       12/01/21    2,729,850
 1,850    Stokes County, NC Hospital Revenue - Stokes-Reynolds Memorial Hospital                8.000       01/01/07    1,885,316
 3,500    University of North Carolina Board of Governors - University of North Carolina
          Hospitals at Chapel Hill Revenue - Series 1996                                        5.250       02/15/26    3,173,555
   500    Wake County, North Carolina Hospital Revenue                                          7.400       10/01/16      529,890
 1,950    Wake County, NC Hospital Revenue - Series 1993                                        0.000       10/01/10      833,352

4                                    F-235                        North Carolina

        Statement of Investments in Securities and Net Assets       May 31, 1996
 ................................................................................
        Municipal Bonds (continued)

Face
Amount                                                                                              Face                  Market
(000)   Description                                                                                 Rate     Maturity      Value
        Housing/Multifamily
        ---------------------------------------------------------------------------------------------------------------------------
$ 620   North Carolina Housing Finance Agency - Multifamily - Series 1992B                          6.900%   07/01/24   $  641,650

        Housing/Single Family
        ---------------------------------------------------------------------------------------------------------------------------
1,025   North Carolina Housing Finance Agency - Single Family Revenue - Series C                    8.000    03/01/17    1,054,848
  480   North Carolina Housing Finance Agency - Single Family Revenue - Series D                    8.200    09/01/07      505,128
  475   North Carolina Housing Finance Agency - Single Family Revenue - Series E                    8.125    09/01/19      496,912
  935   North Carolina Housing Finance Agency - Single Family Revenue - Series G and H              7.800    03/01/21      982,180
  970   North Carolina Housing Finance Agency - Single Family Revenue - Series O                    7.600    03/01/21    1,022,002
2,035   North Carolina Housing Finance Agency - Single Family Revenue - Series Y                    6.300    09/01/15    2,051,565
1,885   North Carolina Housing Finance Agency - Single Family Revenue - Series Y                    6.350    09/01/18    1,904,566
1,950   North Carolina Housing Finance Agency - Single Family Revenue - Series BB                   6.500    09/01/26    1,978,353
3,500   North Carolina Housing Finance Agency - Single Family Revenue -
        Series 1995 CC and DD                                                                       6.200    09/01/27    3,456,740
  840   Winston Salem, NC Single Family Housing Revenue                                             8.000    09/01/07      872,768

        Industrial Development and Pollution Control
        ----------------------------------------------------------------------------------------------------------------------------
1,400   Gaston County, NC Industrial Facilities and Pollution Control Financing
        Authority - Combustion Engineering Project                                                  8.850    11/01/15    1,507,982
1,400   Haywood County, NC Industrial Facilities and Pollution Control Financing
        Authority - Environmental Revenue - Champion International Corporation -
        Series 1995                                                                                 6.250    09/01/25    1,365,896
4,000   Haywood County, NC Industrial Facilities and Pollution Control Financing
        Authority - Environmental Revenue - Champion International Corporation -
        Series 1993                                                                                 5.500    10/01/18    3,551,040
3,100   Haywood County, NC Industrial Facilities and Pollution Control Financing
        Authority Revenue - Champion International Corporation Project - Series 1995                6.000    03/01/20    2,952,905
2,000   Martin County, NC Industrial Facilities and Pollution Control Finance Authority
        Revenue - Solid Waste Disposal - Weyerhaeuser                                               7.250    09/01/14    2,184,140
6,000   Martin County, NC Industrial Facilities and Pollution Control Finance Authority
        Revenue - Weyerhaeuser - Series 1994                                                        6.800    05/01/24    6,348,960
1,100   New Hanover County, NC Industrial Facilities and Pollution Control Financing
        Authority Revenue - Occidental Petroleum - Series 1992                                      6.700    07/01/19    1,101,133


        Municipal Appropriation Obligations
        ----------------------------------------------------------------------------------------------------------------------------
  500   Asheville, NC Certificates of Participation - Series 1992                                   6.500    02/01/08      512,540
1,500   Buncombe County, NC Certificates of Participation - Series 1992                             6.625    12/01/10    1,541,925
  705   Durham, NC Certificates of Participation - Series 1990                                      7.250    09/01/10      750,388
1,000   Durham, NC Certificates of Participation - Series 1991                                      6.750    12/01/11    1,056,500
  870   Durham, NC Certificates of Participation - Series 1995                                      5.800    06/01/15      860,534
1,500   Gastonia, NC Certificates of Participation - Police Station - Series 1995                   5.700    08/01/15    1,462,335
1,000   Harnett County, NC Certificates of Participation - Series 1994                              6.200    12/01/06    1,075,940
1,750   Harnett County, NC Certificates of Participation - Series 1994                              6.200    12/01/09    1,842,452
  500   Harnett County, NC Certificates of Participation - Series 1994                              6.400    12/01/14      521,350
1,000   Pitt County, NC Certificates of Participation                                               6.900    04/01/08    1,068,960
  715   Stokes County, NC Certificates of Participation                                             7.000    03/01/06      777,155

North Carolina                       F-236                                     5

        Statement of Investments in Securities and Net Assets       May 31, 1996
 ................................................................................
        Municipal Bonds  (continued)

Face
Amount                                                                                              Face                 Market
(000)   Description                                                                                 Rate     Maturity     Value

        Municipal Revenue/Utility
        -------------------------------------------------------------------------------------------------------------------------
$1,000  Concord, NC Utilities Systems Revenue - Series 1995                                         5.500%   12/01/19   $  950,710
 2,400  Fayetteville, NC Public Works Commission Revenue - Series 1993                              4.750    03/01/14    2,074,872
 1,845  Fayetteville, NC Public Works Commission Revenue - Series 1995 A                            5.250    03/01/16    1,724,374
 1,000  Fayetteville, NC Public Works Commission Revenue - Series 1995 A                            5.375    03/01/20      932,080
 2,000  Greenville, NC Utilities Commission Enterprise System Revenue - Series 1994                 6.000    09/01/16    1,999,780
 5,300  North Carolina Eastern Municipal Power Agency Revenue - Series 1993B                        6.000    01/01/18    5,363,918
   700  North Carolina Municipal Power Agency Number 1 - Catawba Electric Revenue                   7.000    01/01/16      729,274
   355  North Carolina Municipal Power Agency Number 1 - Catawba Electric Revenue                   7.625    01/01/14      377,411
 2,000  North Carolina Municipal Power Agency Number 1 - Catawba Electric Revenue -
        Series 1992                                                                                 0.000    01/01/10      905,460
 6,000  North Carolina Municipal Power Agency Number 1 - Catawba Electric Revenue -
        Series 1992                                                                                 0.000    01/01/09    2,947,260
 5,000  Commonwealth of Puerto Rico Electric Power Authority - Series 1994 S                        6.125    07/01/09    5,179,800
 1,400  Commonwealth of Puerto Rico Electric Power Authority - Series 1995 X                        5.500    07/01/25    1,280,888
   870  Shelby, NC Combined Enterprise System Revenue - Series 1995 B                               5.500    05/01/17      815,555
   970  Shelby, NC Combined Enterprise System Revenue - Series 1995 B                               5.500    05/01/17      918,105

        Municipal Revenue/Water & Sewer
        --------------------------------------------------------------------------------------------------------------------------
 1,455  Charlotte, NC Water and Sewer - General Obligation - Series 1995 A                          5.400    04/01/17    1,402,038
 1,615  Charlotte, NC Water and Sewer - General Obligation - Series 1995 A                          5.400    04/01/20    1,539,999
 1,490  Charlotte, NC Water and Sewer - General Obligation - Series 1995 A                          5.400    04/01/17    1,435,764
   500  Charlotte, NC Water and Sewer - General Obligation - Series 1995 A                          5.400    04/01/19      477,865
 1,830  Charlotte, NC Water and Sewer - General Obligation - Series 1995 A                          5.400    04/01/20    1,745,015
 3,400  Greensboro, NC Combined Enterprise System Revenue - Series 1995 A                           5.375    06/01/19    3,172,846
 1,000  Salisbury, NC Water and Sewer General Obligation - Series 1995                              5.300    05/01/14      942,140
 4,000  Union County, NC Enterprise System Revenue - Series 1996                                    5.500    06/01/17    3,855,360
   750  Winston-Salem, NC Water and Sewer System Revenue - Series 1995 A and B                      5.600    06/01/14      730,118
 1,500  Winston-Salem, NC Water and Sewer System Revenue - Series 1995 A and B                      5.700    06/01/17    1,462,380
   603  Woodfin, NC Treatment Facilities - Certificates of Participation - Series 1993              5.500    12/01/03      596,935

        Non-State General Obligations
        ---------------------------------------------------------------------------------------------------------------------------
   890  Currituck County, NC General Obligation - Series 1995                                       5.400    04/01/12       865,392
   290  Currituck County, NC General Obligation - Series 1995                                       5.400    04/01/13       280,152
   750  Currituck County, NC General Obligation - Series 1995                                       5.400    04/01/14       719,925
   800  Currituck County, NC General Obligation - Series 1995                                       5.400    04/01/15       763,552
 1,025  Durham, NC General Obligation - Series 1994                                                 4.900    02/01/13       927,205
 1,000  New Hanover, NC General Obligation - Series 1995                                            5.500    03/01/12       979,290
 1,600  Union County, NC General Obligation - Series 1995                                           5.200    06/01/12     1,524,496
 1,600  Union County, NC General Obligation - Series 1995                                           5.200    06/01/13     1,505,008
 1,410  Union City, NC Certificates of Participation - Series 1992                                  6.375    04/01/12     1,467,260

        Pre-refunded or Escrowed
        ---------------------------------------------------------------------------------------------------------------------------
   145  Asheville, NC Housing Development Corporation Revenue - Asheville Gardens                  10.500    05/01/11       191,420
 1,000  Buncombe County, NC Metropolitan Sewer District - Series 1992B                              6.750    07/01/16     1,072,290
   600  Cleveland County, NC General Obligation                                                     7.200    06/01/08       665,478
 1,300  Cleveland County, NC General Obligation                                                     7.200    06/01/09     1,441,869


6                                    F-237                        North Carolina

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

  Face
Amount                                                                                             Face                    Market
 (000)   Description                                                                               Rate       Maturity      Value
$2,300   Cleveland County, NC General Obligation                                                  7.200%      06/01/10   $2,550,999

 1,900   Craven, NC Regional Medical Authority - Health Care Facilities Revenue                   7.200       10/01/19    2,119,944

   750   Cumberland County, NC Hospital Facilities Revenue                                        7.875       10/01/14      824,625

 1,450   Greensboro, NC Certificates of Participation - Greensboro Center City Corporation        7.900       07/01/09    1,584,430

 3,900   North Carolina Medical Care Commission Health Care Facilities Revenue -
         Gaston Health Care Support                                                               7.250       02/15/19    4,241,211

   240   North Carolina Eastern Municipal Power Agency Revenue - Series 1987 A                    4.500       01/01/24      198,655

   500   North Carolina Eastern Municipal Power Agency Revenue - Series 1988                      7.625       01/01/23      537,735

   690   North Carolina Eastern Municipal Power Agency Revenue - Series 1989 A                    7.500       01/01/21      753,991

   500   North Carolina Eastern Municipal Power Agency Revenue - Series 1989 A                    7.250       01/01/23      543,220

 3,590   North Carolina Eastern Municipal Power Agency Revenue - Series 1988                      8.000       01/01/21    3,878,528

   490   North Carolina Eastern Municipal Power Agency Revenue - Series 1988                      8.000       01/01/21      529,381

   995   North Carolina Eastern Municipal Power Agency Revenue - Series 1991A                     6.500       01/01/18    1,093,067

 7,535   North Carolina Housing Finance Agency - Multifamily Revenue - Series D                   0.000       07/01/28      320,162

   115   North Carolina Medical Care Commission Hospital Revenue -
         Memorial Mission Hospital                                                                7.625       10/01/08      130,172

   280   North Carolina Medical Care Commission Hospital Revenue -
         Scotland Memorial Hospital                                                               8.000       10/01/97      294,297

   190   North Carolina Medical Care Commission Hospital Revenue -
         Scotland Memorial Hospital                                                               8.100       10/01/98      205,494

   200   North Carolina Medical Care Commission Hospital Revenue -
         Scotland Memorial Hospital                                                               8.150       10/01/99      219,440

 1,000   North Carolina Medical Care Commission Hospital Revenue -
         Scotland Memorial Hospital                                                               8.625       10/01/11    1,107,600

   600   North Carolina Municipal Power Agency Number 1 - Catawba Electric Revenue                7.875       01/01/19      647,610

   700   Pender County, NC Certificates of Participation - Series 1991                            7.700       06/01/11      799,533

 1,785   Pitt County, NC Revenue - Pitt County Memorial Hospital - Series A                       6.900       12/01/21    1,991,275

   500   Commonwealth of Puerto Rico - General Obligation - Series 1988                           7.750       07/01/06      545,040

 2,000   Commonwealth of Puerto Rico - General Obligation - Series 1988                           7.750       07/01/13    2,180,160

   780   Commonwealth of Puerto Rico - General Obligation - Series 1988                           8.000       07/01/07      853,952

 1,000   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue - Series A              7.900       07/01/07    1,092,920

   850   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue - Series A              7.875       07/01/17      928,582

 2,650   Commonwealth of Puerto Rico Electric Power Authority - Series K                          9.375       07/01/17    2,859,430

   200   Commonwealth of Puerto Rico Electric Power Authority - Series M                          8.000       07/01/08      219,174

   100   Spindale, NC Sanitary Sewer Revenue                                                      7.600       02/01/07      107,736

   100   Spindale, NC Sanitary Sewer Revenue                                                      7.600       02/01/08      107,736

   200   Spindale, NC Sanitary Sewer Revenue                                                      7.600       02/01/09      215,472

   295   University of North Carolina Charlotte Revenue - Housing and Dining System -
         Series K                                                                                 7.500       01/01/04      316,435

   200   Washington County, NC General Obligation                                                 7.600       03/01/08      215,748

   200   Washington County, NC General Obligation                                                 7.600       03/01/09      215,748


         Resource Recovery
         --------------------------------------------------------------------------------------------------------------------------
 1,000   Coastal Regional, NC Solid Waste Management Authority System Revenue -
         Series 1992                                                                              6.500       06/01/08    1,034,610

 1,000   Coastal Regional, NC Solid Waste Management Authority System Revenue - Series 1992       6.300       06/01/04    1,059,840

 1,250   Iredell County, NC Solid Waste System - Series 1992                                      6.250       06/01/12    1,253,900

 2,375   Winston-Salem, NC Special Obligation - Solid Waste Management - Series 1995              5.500       04/01/16    2,256,606

North Carolina                       F-238                                     7

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

   Face
 Amount                                                                                            Face                    Market
  (000)  Description                                                                               Rate       Maturity     Value

         Special Tax Revenue
         --------------------------------------------------------------------------------------------------------------------------
$   975  Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
         Series 1993 W                                                                            5.500%      07/01/13   $  928,288

  3,000  Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
         Series 1993 X                                                                            5.250       07/01/21    2,643,000

  2,450  Commonwealth of Puerto Rico Infrastructure Financing Authority - Series A                7.750       07/01/08    2,645,584

         State/Territorial General Obligations
         --------------------------------------------------------------------------------------------------------------------------
  2,325  North Carolina General Obligation - Series 1995                                          5.200       06/01/15    2,184,221

  2,750  North Carolina General Obligation - Series 1995                                          5.250       06/01/16    2,603,452

  1,505  North Carolina State General Obligation - Series 1994 A                                  4.750       02/01/12    1,349,398

    220  Commonwealth of Puerto Rico - General Obligation - Series 1988                           8.000       07/01/07      238,687

  1,500  Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
         Series 1995                                                                              5.000       07/01/15    1,318,440

  1,000  Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
         Education and Health Facilities - Series M                                               5.500       07/01/21      931,850

         Student Loan Revenue Bonds
         --------------------------------------------------------------------------------------------------------------------------
  1,000  North Carolina State Education Assistance Authority - Student Loan Revenue -
         Series 1995 A                                                                            6.300       07/01/15      975,040

         Total Investments in Securities - Municipal Bonds (cost $183,091,029) - 98.7%                                  189,199,733

         Excess of Other Assets over Liabilities - 1.3%                                                                   2,406,083

         Total Net Assets - 100.0%                                                                                     $191,605,816

See notes to financial statements.



8                                    F-239                        North Carolina

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $183,091,029)                               $189,199,733
  Receivable for Fund shares sold                                                     139,144
  Interest receivable                                                               3,823,664
  Other                                                                                11,888
    Total assets                                                                  193,174,429
LIABILITIES:
  Bank borrowings (Note F)                                                            391,253
  Payable for Fund shares reacquired                                                  159,414
  Distributions payable                                                               858,607
  Accrued expenses                                                                    159,339
    Total liabilities                                                               1,568,613
NET ASSETS                                                                        191,605,816
  Class A:
  Applicable to 18,416,737 shares of beneficial interest
   issued and outstanding                                                        $185,016,463
  Net asset value per share                                                      $      10.05
  Class C:
  Applicable to 656,837 shares of beneficial interest issued
   and outstanding                                                               $  6,589,353
  Net asset value per share                                                      $      10.03

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                     $ 12,311,088
EXPENSES:
  Distribution fees - Class A (Note E)                                                765,262
  Distribution fees - Class C (Note E)                                                 64,653
  Investment advisory fees (Note E)                                                   993,064
  Custody and accounting fees                                                         112,877
  Transfer agent's fees                                                               129,915
  Registration fees                                                                     7,928
  Legal fees                                                                            5,034
  Audit fees                                                                           18,300
  Trustees' fees                                                                        5,335
  Shareholder services fees (Note E)                                                   17,990
  Other                                                                                 6,241
  Advisory fees waived (Note E)                                                      (318,954)
    Total expenses before credits                                                   1,807,645
  Custodian fee credit (Note B)                                                       (48,877)
Net expenses                                                                        1,758,768
Net investment income                                                              10,552,320
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                 2,647,708
  Change in unrealized appreciation (depreciation) of
   investments                                                                     (6,091,694)
Net loss on investments                                                            (3,443,986)
Net increase in net assets resulting from operations                             $  7,108,334

See notes to financial statements.

NORTH CAROLINA                       F-240                                     9

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                                 Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                          $ 10,552,320         $ 11,020,844
  Net realized gain (loss) on security transactions                                 2,647,708           (2,530,209)
  Change in unrealized appreciation (depreciation) of
   investments                                                                     (6,091,694)           5,165,137
Net increase in net assets resulting from operations                                7,108,334           13,655,772
Distributions to Class A shareholders:
  From net investment income                                                      (10,307,619)         (10,778,846)
Distributions to Class C shareholders:
  From net investment income                                                         (329,070)            (253,254)
Net decrease in net assets from distributions to
 shareholders                                                                     (10,636,689)         (11,032,100)
Fund share transactions (Note C):
  Proceeds from shares sold                                                        16,169,457           22,302,491
  Net asset value of shares issued in reinvestment of
   distributions                                                                    5,859,549            6,165,340
  Cost of shares reacquired                                                       (24,794,063)         (33,440,579)
Net decrease in net assets from Fund share transactions                            (2,765,057)          (4,972,748)
Total decrease in net assets                                                       (6,293,412)          (2,349,076)
NET ASSETS:
  Beginning of year                                                               197,899,228          200,248,304
  End of year                                                                    $191,605,816         $197,899,228
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $188,467,956         $191,317,382
  Accumulated net realized gain (loss) on security
   transactions                                                                    (2,970,844)          (5,618,552)
  Unrealized appreciation (depreciation) of investments                             6,108,704           12,200,398
                                                                                 $191,605,816         $197,899,228

See notes to financial statements.


10                                   F-241                        North Carolina

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. DESCRIPTION OF BUSINESS
   The Flagship North Carolina Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on March 27, 1986. On October 4, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

NORTH CAROLINA                       F-242                                    11

Notes to Financial Statements
 ................................................................................

Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
  The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. FUND SHARES
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                   Year Ended                  Year Ended
                                                  May 31, 1996                May 31, 1995
                                             ---------------------        ----------------------
                                             Shares         Amount        Shares          Amount
   CLASS A:
   Shares sold                            1,344,285   $ 13,800,240     2,002,418    $ 19,667,401
   Shares issued on reinvestment            551,768      5,657,437       607,677       6,006,500
   Shares reacquired                     (2,231,686)   (22,878,721)   (3,316,397)    (32,425,504)
   Net decrease                            (335,633)  $ (3,421,044)     (706,302)   $ (6,751,603)

   CLASS C:
   Shares sold                              232,489   $  2,369,217       266,917    $  2,635,090
   Shares issued on reinvestment             19,714        202,112        16,107         158,840
   Shares reacquired                       (187,452)    (1,915,342)     (104,445)     (1,015,075)
   Net increase                              64,751   $    655,987       178,579    $  1,778,855

D. PURCHASES AND SALES OF MUNICIPAL BONDS
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $106,082,488 and $108,818,425, respectively. At May 31, 1996, cost for federal income tax purposes is $183,091,029 and net unrealized appreciation aggregated $6,108,704, of which $7,033,594 related to appreciated securities and $924,890 related to depreciated securities.
      At May 31, 1996, the Fund has available capital loss carryforwards of approximately $2,970,800 to offset future net capital gains in the amounts of $440,600 through May 31, 2002, and $2,530,200 through May 31, 2003.

12                                   F-243                        North Carolina

Notes to Financial Statements
 ................................................................................

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $318,954 of its advisory fees. Included in accrued expenses at May 31, 1996 are accrued advisory fees of $47,333. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $63,071 and $5,265 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $358,200 for the year ended May 31, 1996, of which approximately $308,900 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $1,600 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. LINE OF CREDIT
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $10 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $365,100, at a weighted average annualized interest rate of 6.78%. At May 31, 1996, the Fund had $391,253 outstanding under the line of credit.

North Carolina                      F-244                                     13

[LOGO OF SHIP ART]
Financial Highlights                  Selected data for each share of beneficial
                                      interest outstanding throughout the year.
 ................................................................................

                                                    Year Ended     Year Ended    Year Ended     Year Ended    Year Ended
Class A                                            May 31, 1996   May 31, 1995  May 31, 1994   May 31, 1993   May 31, 1992
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $  10.23       $  10.08      $  10.51      $   9.97      $   9.70
Income from investment operations:
  Net investment income                                0.55           0.57          0.57          0.58          0.60
  Net realized and unrealized gain (loss) on
   securities                                         (0.18)          0.15         (0.42)         0.55          0.27
Total from investment operations                       0.37           0.72          0.15          1.13          0.87
Less distributions:
  From net investment income                          (0.55)         (0.57)        (0.58)        (0.59)        (0.60)
Total distributions                                   (0.55)         (0.57)        (0.58)        (0.59)        (0.60)
Net asset value, end of year                       $  10.05       $  10.23      $  10.08      $  10.51      $   9.97
Total return(a)                                        3.67%          7.45%         1.30%        11.66%         9.30%
Ratios to average net assets:
  Actual net of waivers and reimbursements:
    Expenses(b)                                        0.90%          0.91%         0.89%         0.95%         0.98%
    Net investment income                              5.32%          5.73%         5.41%         5.70%         6.10%
  Assuming credits and no waivers or
   reimbursements:
    Expenses                                           1.03%          1.06%         1.04%         1.04%         1.05%
    Net investment income                              5.19%          5.58%         5.26%         5.61%         6.03%
  Net assets at end of year (000's)                $185,016       $191,850      $196,087      $169,944      $131,488
  Portfolio turnover rate                             54.16%         34.67%        21.23%        11.52%        16.91%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.87%; prior year numbers have not been restated to reflect these credits.

14                                  F-245                         North Carolina

[LOGO OF SHIP ART]                    Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                               Period From
                                            Year Ended        Year Ended    October 4, 1993 to
Class C                                    May 31, 1996      May 31, 1995      May 31, 1994
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.22            $10.06            $10.84
Income from investment operations:
   Net investment income                       0.49              0.51              0.32
   Net realized and unrealized gain
   (loss) on securities                       (0.18)             0.16             (0.78)
Total from investment operations               0.31              0.67             (0.46)
Less distributions:
   From net investment income                 (0.50)            (0.51)            (0.32)
Total distributions                           (0.50)            (0.51)            (0.32)
Net asset value, end of period               $10.03            $10.22            $10.06
Total return/(a)/                              3.01%             6.97%            (6.26%)
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
      Expenses/(b)/                            1.45%             1.46%             1.49%
      Net investment income                    4.77%             5.13%             4.65%
   Assuming credits and no
   waivers or reimbursements:
      Expenses                                 1.58%             1.61%             1.79%
      Net investment income                    4.64%             4.98%             4.35%
Net assets at end of period (000's)           $6,589            $6,049            $4,161
Portfolio turnover rate                       54.16%            34.67%            21.23%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.42%; prior period numbers have not been restated to reflect these credits.



North Carolina                      F-246                                     15

[LOGO OF SHIP ART] Independent Auditors' Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP NORTH CAROLINA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship North Carolina Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship North Carolina Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996



16                                  F-247                         North Carolina

[LOGO OF SHIP ART]
        Statement of Investments in Securities and Net Assets      May 31, 1996
 ...............................................................................
        Municipal Bonds

 Face
Amount                                                                                              Face                Market
 (000)  Description                                                                                 Rate     Maturity    Value
        Education
        ---------------------------------------------------------------------------------------------------------------------------
$ 400   Coastal Carolina University Revenue - South Carolina - Series 1994                          6.800%    06/01/19 $  430,976
  350   Commonwealth of Puerto Rico Industrial, Medical and Environmental - Pollution Control
        Facilities Financing Authority - Catholic University of
        Puerto Rico Project - Series 1993                                                           5.600     12/01/07    347,658

        Health Care
        ---------------------------------------------------------------------------------------------------------------------------
  250   Spartanburg County, SC Health Services District, Incorporated - Hospital Revenue -
        Series 1995                                                                                 5.200     04/15/07    245,148

        Hospitals
        ----------------------------------------------------------------------------------------------------------------------------
  200   Greenville, SC Hospital System Board of Trustees - Hospital Facilities Revenue -
        Series 1990                                                                                 6.000     05/01/20    199,736
  250   Greenville, SC Hospital System Board of Trustees - Hospital Revenue -
        Series 1996 A and B                                                                         5.250     05/01/17    227,810
  250   Greenwood County, SC Hospital Revenue - Self Memorial Hospital - Series 1993                5.875     10/01/17    244,480
  250   South Carolina Jobs - Economic Development Authority Hospital Revenue -
        Tuomey Regional Medical Center - Series 1995 A and B                                        5.750     11/01/15    242,595

        Housing/Multifamily
        ----------------------------------------------------------------------------------------------------------------------------
  300   South Carolina Regional Housing Development Corporation -
        Number 1 Multifamily Revenue - Redwood - Series A                                           6.625     07/01/17    305,700
  250   South Carolina State Housing Finance And Development Authority Revenue -
        Multifamily - Runaway Bay Apartments - Series 1995                                          6.125     12/01/15    246,782

        Housing/Single Family
        ----------------------------------------------------------------------------------------------------------------------------
  250   South Carolina State Housing Finance and Development Authority Revenue -
        Series 1994 A                                                                               6.150     07/01/08    256,020
  250   South Carolina State Housing Finance And Development Authority -
        Mortgage Revenue - Series 1996 A                                                            6.350     07/01/25    248,015

        Industrial Development and Pollution Control
        ---------------------------------------------------------------------------------------------------------------------------
  500   Darlington County, SC Industrial Development Revenue - Sonoco Products
        Company Project - Series 1996                                                               6.000     04/01/26    482,810

        Municipal Appropriation Obligations
        --------------------------------------------------------------------------------------------------------------------------
  250   Berkeley County, SC School District - Certificates of Participation -
        Berkeley School Facilities Group, Incorporated - Series 1994                                6.250     02/01/12    256,538
  250   Berkeley County, SC School District - Certificates of Participation - Berkeley
        School Facilities Group, Incorporated - Series 1994                                         6.300     02/01/16    255,782
   10   Charleston County, SC Public Facilities Corporation - Certificates of Participation -
        Series 1994 B                                                                               6.875     06/01/14     10,729
  400   Chesterfield County, SC School District Facilities, Incorporated - Certificates of
        Participation - Series 1995                                                                 6.000     07/01/15    401,260
  250   Greenville County, SC Public Facilities Corporation - Certificates of Participation -
        Courthouse and Detention Center Facilities - Series 1995                                    5.500     04/01/12    241,272
  250   Hilton Head Island, SC Public Facilities Corporation - Certificates of Participation -
        Series 1995                                                                                 5.750     03/01/14    244,808

4                                 F-275                           South Carolina

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

  Face
Amount                                                                                             Face                     Market
 (000)   Description                                                                               Rate       Maturity      Value
         Municipal Revenue/Utility
         --------------------------------------------------------------------------------------------------------------------------
 $ 185   Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T                     6.125%      07/01/08  $   190,528
   300   South Carolina State Public Service Authority Revenue - Series 1992 A                    5.700       07/01/01      311,079

         Municipal Revenue/Water & Sewer
         --------------------------------------------------------------------------------------------------------------------------
   250   Columbia, SC Waterworks and Sewer Revenue - Series 1993                                  5.375       02/01/12      241,132
   190   Columbia, SC Waterworks and Sewer Revenue - Series 1991                                  6.300       02/01/00      200,233
   250   Georgetown County, SC Water and Sewer District - Water and Sewer System
         Revenue - Series 1995                                                                    6.500       06/01/25      242,090
   250   Hilton Head, SC Number 1 Public Service District - Waterwork and Sewer
         System Revenue - Series 1995                                                             5.500       08/01/15      239,975
   250   Myrtle Beach, SC Waterworks and Sewer System Revenue - Series 1995                       5.250       03/01/13      234,095
   250   York County, SC Water and Sewer Revenue - Series 1995                                    6.500       12/01/25      242,049

         Non-State General Obligations
         --------------------------------------------------------------------------------------------------------------------------
   250   Anderson County, SC School District Number 4 - General Obligation -
         Series 1995                                                                              5.400       03/01/15      239,188
   200   Chester County, SC School District General Obligation - Series 1995                      5.250       02/01/10      190,244
   225   Dorchester County, SC School District Number 2 - General Obligation - Series 1996        6.500       02/01/02      243,299
   225   Dorchester County, SC School District Number 2 - General Obligation - Series 1996        6.500       02/01/03      244,712
   250   Lexington County, SC General Obligation - Series 1995                                    6.300       02/01/10      262,042
   250   Richland-Lexington, SC Airport District Revenue - Columbia Metropolitan Airport
         - Series 1995                                                                            6.000       01/01/15      246,955

         Pre-refunded or Escrowed
         --------------------------------------------------------------------------------------------------------------------------
   240   Charleston County, SC Public Facilities Corporation - Certificates of Participation -
         Series 1994 B                                                                            6.875       06/01/14      271,841
   100   Commonwealth of Puerto Rico Electric Power Authority - Series M                          8.000       07/01/08      109,587

         Resource Recovery
         --------------------------------------------------------------------------------------------------------------------------
   250   Charleston County, SC Solid Waste User Fee - Resources Recovery Revenue -
         Series 1994                                                                              6.000       01/01/14      250,372

         State/Territorial General Obligations
         --------------------------------------------------------------------------------------------------------------------------
   500   Commonwealth of Puerto Rico - General Obligation - Series 1994                           6.400       07/01/11      516,845
   250   South Carolina State Highway - General Obligation - Series 1996 A                        5.000       02/01/05      249,810
   250   South Carolina State Highway - General Obligation - Series 1996 A                        5.000       02/01/06      247,905

         Student Loan Revenue Bonds
         --------------------------------------------------------------------------------------------------------------------------
   500   South Carolina State Education Assistance Authority Revenue - Student Loan -
         Series 1994                                                                              6.300       09/01/08      501,675

         Total Investments in Securities - Municipal Bonds (cost $10,209,469) - 98.4%                                    10,363,775

         Excess of Other Assets over Liabilities - 1.6%                                                                     169,971

         Total Net Assets - 100.0%                                                                                      $10,533,746

See notes to financial statements.

South Carolina                         F-276                                   5


[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                             May 31, 1996
 ............................................................................................
ASSETS:
  Investments, at market value (cost $10,209,469)                                $10,363,775
  Receivable from Fund shares sold                                                    48,449
  Interest receivable                                                                209,445
  Other                                                                                  619
    Total assets                                                                  10,622,288
LIABILITIES:
  Bank overdraft                                                                      18,553
  Distributions payable                                                               46,080
  Accrued expenses                                                                    23,909
    Total liabilities                                                                 88,542
NET ASSETS:
  Applicable to 1,135,602 shares of beneficial interest issued and outstanding   $10,533,746
  Net asset value per share                                                      $      9.28

[LOGO OF SHIP ART]
Statement of Operations                                      For the year ended May 31, 1996
 ............................................................................................
INVESTMENT INCOME - INTEREST                                                     $   530,865
EXPENSES:
  Distribution fees (Note E)                                                          37,304
  Investment advisory fees (Note E)                                                   46,785
  Custody and accounting fees                                                         42,826
  Transfer agent's fees                                                               12,355
  Registration fees                                                                    1,069
  Legal fees                                                                              77
  Audit fees                                                                          10,980
  Trustees' fees                                                                         366
  Shareholder services fees (Note E)                                                     794
  Other                                                                                  462
  Advisory fees waived (Note E)                                                      (46,785)
  Expense subsidy (Note E)                                                           (40,103)
    Total expenses before credits                                                     66,130
  Custodian fee credit (Note B)                                                      (10,401)
Net expenses                                                                          55,729
Net investment income                                                                475,136
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   35,339
  Change in unrealized appreciation (depreciation) of investments                   (201,666)
Net loss on investments                                                             (166,327)
Net increase in net assets resulting from operations                             $   308,809

See notes to financial statements.

6                                    F-277                        South Carolina

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                      Year Ended           Year Ended
Operations:                                                           May 31, 1996         May 31, 1995
  Net investment income                                               $    475,136         $    416,264
  Net realized gain (loss) on security transactions                         35,339             (272,777)
  Change in unrealized appreciation (depreciation) of investments         (201,666)             579,007
Net increase in net assets resulting from operations                       308,809              722,494
Distributions to shareholders:
  From net investment income                                              (493,565)            (414,509)
Net decrease in net assets from distributions to shareholders             (493,565)            (414,509)
Net increase in net assets from Fund share transactions (Note C)         1,705,122            2,421,809
Total increase in net assets                                             1,520,366            2,729,794
NET ASSETS:
  Beginning of year                                                      9,013,380            6,283,586
  End of year                                                         $ 10,533,746         $  9,013,380
NET ASSETS CONSIST OF:
  Paid-in surplus                                                     $ 10,698,388         $  8,996,503
  Undistributed net investment income                                                            15,192
  Accumulated net realized gain (loss) on security transactions           (318,948)            (354,287)
  Unrealized appreciation (depreciation) of investments                    154,306              355,972
                                                                      $ 10,533,746         $  9,013,380

See notes to financial statements.

South Carolina                       F-278                                     7

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. DESCRIPTION OF BUSINESS
   The Flagship South Carolina Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on July 6, 1993. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.
   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.
     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

8                                    F-279                        South Carolina

Notes to Financial Statements
--------------------------------------------------------------------------------

SECURITIES PURCHASED ON A "WHEN-ISSUED" BASIS: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. FUND SHARES
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                    Year Ended               Year Ended
                                                   May 31, 1996             May 31, 1995
                                             -------------------------   ----------------------
                                             Shares            Amount    Shares         Amount
Shares sold                                  296,613       $ 2,795,355   320,800     $2,874,732
Shares issued on reinvestment                 38,643           365,824    34,512        311,960
Shares reacquired                           (153,132)       (1,456,057)  (84,566)      (764,883)
NET INCREASE                                 182,124       $ 1,705,122   270,746     $2,421,809

D. PURCHASES AND SALES OF MUNICIPAL BONDS
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $8,429,465 and $6,952,584, respectively. At May 31, 1996, cost for federal income tax purposes is $10,209,469 and net unrealized appreciation aggregated $154,306, of which $198,545 related to appreciated securities and $44,239 related to depreciated securities.
     At May 31, 1996, the Fund has available a capital loss carryforward of approximately $318,900 to offset future net capital gains expiring on May 31, 2003.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived all of its advisory fees amounting to $46,785. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at May 31, 1996, are accrued distribution fees of $3,440. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $47,900 for the year ended May 31, 1996, of which approximately $40,100 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

SOUTH CAROLINA                       F-280                                     9

Notes to Financial Statements
--------------------------------------------------------------------------------

F.  ORGANIZATIONAL EXPENSES
    The organizational expenses incurred on behalf of the Fund (approximately $35,400) will be reimbursed to the Advisor on a straight-line basis over a period of three years beginning June 1, 1996. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

10                               F-281                            South Carolina

[Logo of Ship art]
Financial Highlights                  Selected data for each share of beneficial
                                     interest outstanding throughout the period.
 ................................................................................

                                                                               Period From
                                        Year Ended            Year Ended     July 6, 1993 to
                                       May 31, 1996          May 31, 1995      May 31, 1994
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 9.45                $ 9.20            $ 9.58
Income from investment operations:
   Net investment income                     0.48                  0.50              0.42
   Net realized and unrealized gain
   (loss) on securities                     (0.15)                 0.25             (0.38)

TOTAL FROM INVESTMENT OPERATIONS             0.33                  0.75              0.04
Less distributions:
   From net investment income               (0.50)                (0.50)            (0.39)
   In excess of net capital gains                                                   (0.03)
TOTAL DISTRIBUTIONS                         (0.50)                (0.50)            (0.42)
NET ASSET VALUE, END OF PERIOD              $9.28                 $9.45             $9.20
Total return(a)                              3.53%                 8.54%             0.15%
Ratios to average net
assets (annualized where
appropriate):
   Actual net of waivers
   and reimbursements:
      Expenses(b)                            0.71%                 0.40%             0.40%
      Net investment income                  4.98%                 5.54%             4.82%
   Assuming credits and no
   waivers or reimbursements:
      Expenses                               1.53%                 1.86%             2.12%
      Net investment income                  4.16%                 4.08%             3.10%
Net assets at end of period (000's)        10,534                $9,013            $6,284
Portfolio turnover rate                     75.76%                86.81%            87.96%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.60%; prior period numbers have not been restated to reflect these credits.


South Carolina                          F-282                                 11

[logo of Ship art] Independent Auditor's Report
 ...............................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP SOUTH CAROLINA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship South Carolina Double Tax-Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship South Carolina Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996


12                               F-283                            South Carolina

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds

Face
Amount                                                                       Face                          Market
(000)     Description                                                        Rate          Maturity        Value
          Education
          --------------------------------------------------------------------------------------------------------
$1,000    Metropolitan Nashville and Davidson County - Tennessee Health
          and Educational Facilities Board Revenue - Vanderbilt University
          - Series A                                                          7.625%       05/01/08   $  1,072,210
 2,850    Metropolitan Nashville and Davidson County - Tennessee Health
          and Educational Facilities Board Revenue - Vanderbilt University
          - Series A                                                          7.625        05/01/16      3,048,730
   125    Tennessee State School Bond Authority - Higher Educational
          Facilities                                                          7.000        05/01/20        133,231
 3,705    Tennessee State School Bond Authority - Higher Educational
          Facilities - Series 1992 A                                          6.250        05/01/22      3,791,104

          Health Care
          --------------------------------------------------------------------------------------------------------
   995    Metropolitan Nashville and Davidson County - Tennessee Health
          and Educational Facilities Board Revenue - Bethany Health
          Care Center                                                         7.100        07/01/14      1,001,458
 1,245    Metropolitan Nashville and Davidson County - Tennessee Health
          and Educational Facilities Board Revenue - Mur-Ci Homes Project
          - Series 1992A                                                      9.000        10/01/22      1,328,876

          Hospitals
          --------------------------------------------------------------------------------------------------------
 1,265    Bristol, TN Health and Educational Facilities Board Revenue
          - Bristol Memorial Hospital - Series 1993                           6.750        09/01/10      1,410,348
 1,500    Bristol, TN Health and Educational Facilities Board Revenue
          - Bristol Memorial Hospital - Series 1993                           5.125        09/01/13      1,372,215
 2,000    Chattanooga-Hamilton County, TN Hospital Authority
          - Erlanger Medical Center - Series 1993                             5.500        10/01/23      1,831,260
 2,300    Chattanooga-Hamilton County, TN Hospital Authority
          - Erlanger Medical Center                                           5.500        10/01/23      2,134,584
 1,930    Chattanooga, TN Health, Education and Housing Facility
          Board Revenue - Memorial Hospital - Series A                        6.600        09/01/12      2,059,966
 1,000    Clarksville, TN Hospital and Improvement Revenue - Clarksville
          Memorial Project - Series 1993                                      6.250        07/01/08      1,013,760
 1,775    Clarksville, TN Hospital and Improvement Revenue - Clarksville
          Memorial Project - Series 1993                                      6.250        07/01/13      1,715,307
 1,250    Clarksville, TN Hospital and Improvement Revenue - Clarksville
          Memorial Project - Series 1993                                      6.375        07/01/18      1,206,212
 4,550    Cookeville, TN Industrial Development Board Hospital Revenue
          - Cookeville General Hospital - Series 1993                         5.750        10/01/10      4,291,014
 9,850    Jackson, TN Hospital Revenue - Jackson-Madison County
          General Hospital - Series 1995                                      5.625        04/01/15      9,478,655
 3,500    Johnson City, TN Health and Educational Facilities Board Revenue
          - Johnson Medical Center Hospital - Series 1994                     5.000        07/01/13      3,149,720
 2,090    Johnson City, TN Health and Educational Facilities Board Revenue
          - Johnson Medical Center Hospital - Series 1991                     6.750        07/01/16      2,232,245
 1,790    Knox County, TN Health, Education and Housing Facilities
          Board Hospital Revenue - Fort Sanders Regional Medical
          Center - Series 1988                                                8.000        01/01/08      1,909,142
 2,000    Knox County, TN Health, Education and Housing Facilities
          Board Hospital Revenue - Mercy Health System - Series
          1993 B                                                              5.875        09/01/15      1,964,760
 1,000    Knox County, TN Health, Education and Housing Facilities
          Board Hospital Revenue - Fort Sanders Alliance
          Obligated Group - Series 1993 A                                     6.250        01/01/13      1,055,130
 3,000    Knox County, TN Health, Education and
          Housing Facilities Board Hospital Revenue - Fort Sanders
          Alliance Obligated Group - Series 1993 A                            5.250        01/01/15      2,803,980
 1,250    Metropolitan Nashville and Davidson County, TN Health
          and Educational Facilities Board Revenue - Adventist
          Health System/Sunbelt - Series 1995                                 5.750        11/15/25      1,205,338

4                                F-284                                 Tennessee

          Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
          Municipal Bonds (continued)

Face
Amount                                                                        Face                      Market
(000)     Description                                                         Rate         Maturity       Value
$2,395    Metropolitan Nashville and Davidson
          County - Tennessee Health and Educational Facilities Board
          Revenue - Adventist/Sunbelt Systems                                 7.000%       11/15/16   $  2,608,538
 4,500    Shelby County, TN Health, Educational and Housing Facilities
          Board Revenue - Methodist Health System - Series 1995               5.250        08/01/15      4,137,480
 2,000    Sullivan County, TN Health, Educational and Housing Facilities
          Board - Hospital Revenue - Holston Valley Health Care -
          Series 1993                                                         5.750        02/15/13      1,970,280
 2,500    Sumner County, TN Health, Educational and Housing Facilities
          Board Revenue - Sumner Regional Health Systems - Series
          1994                                                                7.500        11/01/14      2,718,000

          Housing/Multifamily
          --------------------------------------------------------------------------------------------------------
 1,200    Chattanooga, TN Health, Education and Housing Facility
          Board Revenue - Windridge Apartments - Series 1993A                 5.950        07/01/14      1,180,368
   250    Metropolitan Nashville and Davidson County - Tennessee Health
          and Educational Facilities Board Revenue -
          Herman Street Apartments - Series 1992                              7.000        06/01/17        267,012
   495    Metropolitan Nashville and Davidson County - Tennessee Health
          and Educational Facilities Board Revenue - Herman Street
          Apartments - Series 1992                                            7.250        06/01/32        528,333
 1,250    Metropolitan Nashville and Davidson County - Tennessee
          Industrial Development Board - Multifamily Housing
          Revenue - St. Paul Retirement                                       8.125        10/01/28      1,331,912

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------
   335    Hamilton County, TN Single Family Revenue                           8.000        09/01/23        352,531
   700    Tennessee Housing Development Agency - Homeownership
          Program - Issue J                                                   7.750        07/01/17        737,772
   500    Tennessee Housing Development Agency - Homeownership
          Program - Issue L                                                   8.125        07/01/12        517,040
 2,000    Tennessee Housing Development Agency - Homeownership
          Program - Issue O                                                   7.750        07/01/20      2,087,140
   970    Tennessee Housing Development Agency - Homeownership
          Program - Issue P                                                   7.700        07/01/16      1,013,815
   135    Tennessee Housing Development Agency - Homeownership
          Program - Issue U                                                   7.400        07/01/16        141,332
 3,900    Tennessee Housing Development Agency - Homeownership
          Program - Issue T                                                   7.375        07/01/23      4,035,135
 2,820    Tennessee Housing Development Agency - Homeownership
          Program - Issue WR                                                  6.800        07/01/17      2,913,455
   450    Tennessee Housing Development Agency - Homeownership
          Program - Issue XR                                                  6.875        07/01/22        462,150
 1,000    Tennessee Housing Development Agency - Mortgage Finance
          Program - Series 1994 A                                             6.900        07/01/25      1,027,690

          Industrial Development Pollution Control
          --------------------------------------------------------------------------------------------------------
 3,000    Chattanooga, TN Industrial Development Board - Pollution
          Control Revenue - DuPont - Series 1993 A                            6.350        07/01/22      3,102,300
12,000    Humphreys County, TN Industrial Development Board Facility
          Revenue -E.I. Du Pont De Nemours and Company -Series 1994           6.700        05/01/24     12,556,320
 4,500    Loudon County, TN Industrial Development Board - Solid
          Waste Disposal Revenue - Kimberly-Clark Corporation - Series 1993   6.200        02/01/23      4,489,065
 6,000    Maury County, TN Industrial Development Board - Interchangeable
          Rate Pollution Control Revenue - Saturn Corporation
          Project - Series 1994                                               6.500        09/01/24      6,124,740
 2,500    McMinn County, TN Industrial Development Board - Pollution
          Control Revenue - Bowater Incorporated Project                      7.625        03/01/16      2,654,100
 3,000    McMinn County, TN Industrial Development Board - Solid
          Waste Recycling Facilities Revenue - Calhoun Newsprint
          Company - Bowater Incorporated Project - Series 1992                7.400        12/01/22      3,182,250
 5,545    Memphis-Shelby County, TN Airport Authority Special Facilities
          and Project Revenue - Federal Express                               7.875        09/01/09      6,133,269
 4,100    Memphis-Shelby County, TN Airport Authority Special Facilities
          and Project Revenue - Federal Express - Series 1992                 6.750        09/01/12      4,227,387

Tennessee                              F-285                                   5

        Statement of Investments in Securities and Net Assets     May 31, 1996
 ..............................................................................
        Municipal Bonds (Continued)

  Face
Amount                                                                        Face                    Market
 (000)    Description                                                         Rate         Maturity   Value
$  250    Memphis-Shelby County, TN Industrial Development Board
          Revenue - Colonial Baking Company Project                           9.500%       04/01/01   $    293,502
 1,245    South Fulton, TN Industrial Development Board Revenue - Tyson
          Foods - Series 1995                                                 6.400        10/01/20      1,232,450

          Municipal Appropriation Obligations
          --------------------------------------------------------------------------------------------------------
 2,660    Tennessee State Local Development Authority Revenue
          - Community Provider Pooled Loan Program - Series 1992              7.000        10/01/21      2,846,360
 1,500    Wilson County, TN Educational Facilities Corporation
          - Certificates of Participation - Series 1994                       6.125        06/30/10      1,488,045
 1,500    Wilson County, TN Educational Facilities Corporation
          - Certificates of Participation - Series 1994                       6.250        06/30/15      1,486,710

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------
   145    Metropolitan Nashville Airport Authority - Tennessee Airport
          Improvement Revenue - Series C                                      6.625        07/01/07        155,410
 6,285    Metropolitan Nashville Airport
          Authority - Tennessee Airport Improvement Revenue - Series C        6.600        07/01/15      6,670,585

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------
 1,650    Harpeth Valley, TN Utilities District
          of Davidson and Williamson Counties - Utilities Revenue
          - Series 1993                                                       5.500        09/01/11      1,614,872
   315    Jackson, TN Electric System Revenue - Series E                      6.300        08/01/09        326,998
   335    Jackson, TN Electric System Revenue - Series E                      6.300        08/01/10        346,527
   355    Jackson, TN Electric System Revenue - Series E                      6.300        08/01/11        366,282
   380    Jackson, TN Electric System Revenue - Series E                      6.300        08/01/12        391,081
 1,220    Madison, TN Suburban Utility District - Water Revenue - Series 1995 5.750        02/01/12      1,218,646
 5,000    Madison, TN Suburban Utility District - Water Revenue - Series 1995 5.000        02/01/19      4,463,950
 4,250    Metropolitan Government of Nashville and Davidson County, TN
          Electric System Revenue - Series 1996 A and B                       0.000        05/15/11      1,781,218
 3,500    Metropolitan Government of Nashville and Davidson County, TN
          Electric System Revenue - Series 1996 A and B                       0.000        05/15/12      1,373,365
 1,000    Middle Tennessee Utility District - Gas System Revenue -
          Cannon, Cumberland, Dekalb, Putnam, Rhea, Rutherford, Smith,
          Warren, White and Wilson Counties                                   6.250        10/01/12      1,039,350
 3,525    Commonwealth of Puerto Rico Electric
          Power Authority Revenue - Series 1995 Z                             5.500        07/01/16      3,285,652
 1,200    Commonwealth of Puerto Rico Electric
          Power Authority Revenue - Series 1995 Z                             5.250        07/01/21      1,068,360
 1,000    Commonwealth of Puerto Rico Electric
          Power Authority Revenue - Series 1995 Z                             5.500        07/01/14        936,840

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------
   500    Clarksville, TN Water, Sewer and Gas Revenue - Series 1992          6.125        02/01/12        514,565
 1,520    Clarksville, TN Water, Sewer and Gas Revenue - Series 1992          0.000        02/01/16        463,585
   525    Clinton, TN Water and Sewer System Revenue                          6.300        12/01/10        545,953
   395    Clinton, TN Water and Sewer System Revenue                          6.300        12/01/11        409,544
 1,125    Eastside Utility District of Hamilton
          County, TN Water System Revenue - Series 1992                       6.750        11/01/11      1,172,104
 2,490    Metropolitan Nashville and Davidson
          County - Tennessee Water and Sewer Revenue - Series 1993            5.100        01/01/16      2,276,557
 1,000    Milcrofton, TN Utility District
          Waterworks Revenue - Williamson County, Tennessee - Series 1996     6.000        02/01/24        933,290

6                                F-286                                 Tennessee

         Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
         Municipal Bonds (Continued)

  Face
Amount                                                                        Face                        Market
 (000)    Description                                                         Rate         Maturity        Value
$1,020    Mt. Juliet, TN Public Building
          Authority Revenue - Utility District                                7.550%       02/01/19   $  1,103,834
 1,500    Northeast Knox County, TN Utility
          District - Water Revenue                                            7.000        01/01/20      1,616,205
 1,325    Tennessee State Local Development
          Authority Revenue - State Loan Program - Series A                   7.000        03/01/12      1,428,575
 1,175    Tennessee State Local Development Authority Revenue
          - State Loan Program - Series A                                     7.000        03/01/21      1,266,850
 2,300    White House, TN Water and Improvement
          Revenue - Utility District of Robertson and Sumner Counties
          - Series 1992B                                                      6.375        01/01/22      2,363,043
 1,500    Wilson County, TN Water and Wastewater
          Authority - Waterworks Improvement Revenue - Series 1993            6.000        03/01/14      1,470,975

          Non-State General Obligations
          --------------------------------------------------------------------------------------------------------
 2,025    Hamilton County, TN General Obligation - Series 1995                6.300        02/01/25      2,081,781
 1,490    Hamilton County, TN General Obligation - Series 1995                6.250        02/01/20      1,531,884
 5,000    Johnson City, TN School Sales Tax and
          Unlimited Tax Revenue - Series 1994                                 6.700        05/01/21      5,289,050
 1,435    Memphis, TN Airport Revenue - Series 1991 B                         7.050        07/01/10      1,494,811
   525    Rhea County, TN General Obligation - Series 1992                    6.250        03/01/09        551,633
   550    Rhea County, TN General Obligation - Series 1992                    6.350        03/01/10        578,946
   550    Rhea County, TN General Obligation - Series 1992                    6.400        03/01/11        578,886
   600    Rhea County, TN General Obligation - Series 1992                    6.400        03/01/12        629,400
   500    Shelby County, TN General Obligation - Series 1995 A                5.800        04/01/18        495,920
 1,000    Shelby County, TN General Obligation - Series 1995 A                5.625        04/01/14        980,620
 4,350    Shelby County, TN General Obligation - Series 1992 A                0.000        05/01/07      2,318,028
 3,560    Shelby County, TN General Obligation - Series 1994 A                5.950        03/01/18      3,584,742
 1,790    Shelby County, TN General Obligation - Series 1994 A                5.950        03/01/19      1,798,485

          Pre-refunded or Escrowed
          --------------------------------------------------------------------------------------------------------
 2,400    Anderson County, TN Health and
          Educational Facilities Revenue Hospital Improvement
          - Methodist Medical Center                                          8.125        07/01/08      2,629,416
   250    Anderson County, TN Health and
          Educational Facilities Revenue Hospital Improvement
          - Methodist Medical Center                                          8.125        07/01/08        274,002
 2,250    Bristol, TN Health and Educational
          Facilities Board Revenue - Bristol Memorial Hospital                7.000        09/01/11      2,498,805
 7,375    Bristol, TN Health and Educational
          Facilities Board Revenue - Bristol Memorial Hospital                7.000        09/01/21      8,190,528
   300    Chattanooga, TN Municipal Public
          Improvement - Sewage Facility                                       8.000        06/01/10        330,057
 1,200    Chattanooga, TN Municipal Public
          Improvement - Sewage Facility                                       8.000        06/01/11      1,320,228
 1,000    Chattanooga, TN General Obligation                                  7.250        05/01/12      1,106,490
   500    Chattanooga, TN General Obligation                                  7.000        05/01/13        548,825
 1,700    Clarksville, TN Water, Sewer and Gas Revenue                        7.700        02/01/18      1,832,209
 1,455    Gladeville, TN Utility District Waterworks Revenue                  7.400        10/01/10      1,608,226
 1,615    Johnson City, TN Health and Educational
          Facilities Board Revenue - Johnson
          Medical Center Hospital - Series 1994                               6.750        07/01/16      1,782,395
 3,000    Knox County, TN Health, Education and
          Housing Facilities Board Hospital Revenue - Mercy Health System     7.600        09/01/19      3,330,660
 3,065    Knox County, TN Health, Education and
          Housing Facilities Board Hospital Revenue - Fort Sanders Alliance   7.000        01/01/15      3,349,922
 2,205    Metropolitan Nashville and Davidson
          County - Tennessee Health and Educational Facilities Board
          Revenue - Volunteer Healthcare - Series 1988                        0.000        06/01/21        386,316

Tennessee                              F-287                                   7

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity       Value
$   335   Metropolitan Nashville and Davidson County - Tennessee Water and Sewer
          Revenue                                                                               7.000%      01/01/14   $    342,464
    545   Metropolitan Nashville Airport Authority - Tennessee Airport Improvement Revenue -
          Series 1991B                                                                          6.500       07/01/11        594,889
  2,500   Mt. Juliet, TN Public Building Authority Revenue - Utility District                   7.800       02/01/19      3,106,225
  1,365   Commonwealth of Puerto Rico - General Obligation - Series 1988                        8.000       07/01/07      1,494,416
  1,000   Commonwealth of Puerto Rico Highway Authority Revenue - Series 1988 P                 8.125       07/01/13      1,098,340
    950   Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
          Education and Health Facilities - Series H                                            7.875       07/01/16      1,010,486
  1,000   Commonwealth of Puerto Rico Electric Power Authority - Series M                       8.000       07/01/08      1,095,870
    400   Commonwealth of Puerto Rico Electric Power Authority - Series P                       7.000       07/01/21        447,468
    865   Selmer, TN General Obligation                                                         8.200       07/01/13        946,595
    200   Sevier County, TN Public Building Authority - Solid Waste Facility -
          Series 1991                                                                           6.750       08/01/09        214,098
    500   Shelby County, TN General Obligation - Series A                                       6.500       03/01/11        534,535
    390   Shelby County, TN Health, Educational and Housing Facilities Board Revenue -
          LeBonheur Children's Medical Center - Series 1993 D                                   5.500       08/15/19        371,799
  1,000   Shelby County, TN Health, Educational and Housing Facilities Board Revenue -
          LeBonheur Children's Medical Center                                                   7.625       08/15/09      1,089,810
  2,000   Shelby County, TN Health, Educational and Housing Facilities Board Revenue -
          LeBonheur Children's Medical Center                                                   7.600       08/15/19      2,178,480
  4,000   Sullivan County, TN Health, Educational and Housing Facilities Board Revenue -
          Holston Valley Health                                                                 7.250       02/15/20      4,414,480
  1,000   West Knox Utility District of Knox County, TN - Water and Sewer
          Improvement Revenue                                                                   7.750       12/01/08      1,100,240
  1,000   Wilson County, TN Water and Wastewater Authority - Waterworks Improvement
          Revenue                                                                               7.875       03/01/09      1,104,110
    950   Wilson County, TN Water and Wastewater Authority - Waterworks Improvement
          Revenue                                                                               8.000       03/01/14      1,051,812

          Special Tax Revenue
-----------------------------------------------------------------------------------------------------------------------------------
  1,000   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
          Series 1993 W                                                                         5.500       07/01/15        943,580
  1,500   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
          Series 1993 W                                                                         5.500       07/01/15      1,458,495

          State/Territorial General Obligations
-----------------------------------------------------------------------------------------------------------------------------------
    385   Commonwealth of Puerto Rico - General Obligation - Series 1988                        8.000       07/01/07        417,702
  1,200   Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
          Education and Health Facilities - Series 1993 M                                       5.750       07/01/15      1,143,852
 16,300   Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
          Education and Health Facilities - Series M                                            5.500       07/01/21     15,189,155
  1,285   Tennessee State General Obligation - Series 1994 A                                    5.700       03/01/14      1,287,943


          Total Investments in Securities - Municipal Bonds (cost $253,535,262) - 98.9%                                 263,399,051

          Excess of Other Assets over Liabilities - 1.1%                                                                  2,970,632

          Total Net Assets - 100.0%                                                                                    $266,369,683

See notes to financial statements.

8                                F-288                                 Tennessee

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $253,535,262)                               $263,399,051
  Receivable for Fund shares sold                                                     393,335
  Interest receivable                                                               4,816,469
  Other                                                                                14,658
    Total assets                                                                  268,623,513
LIABILITIES:
  Bank borrowings (Note F)                                                            672,142
  Payable for Fund shares reacquired                                                  137,747
  Distributions payable                                                             1,208,589
  Accrued expenses                                                                    235,352
    Total liabilities                                                               2,253,830
NET ASSETS                                                                        266,369,683
  Class A:
  Applicable to 23,162,716 shares of beneficial interest issued and outstanding  $250,886,326
  Net asset value per share                                                      $      10.83
  Class C:
  Applicable to 1,430,401 shares of beneficial interest issued and outstanding   $ 15,483,357
  Net asset value per share                                                      $      10.82

[LOGO FOR SHIP ART]
Statement of Operations                         For the year ended May 31, 1996
 ...............................................................................

INVESTMENT INCOME - INTEREST                                                     $ 16,171,040
EXPENSES:
  Distribution fees - Class A (Note E)                                                988,749
  Distribution fees - Class C (Note E)                                                134,450
  Investment advisory fees (Note E)                                                 1,310,550
  Custody and accounting fees                                                         104,922
  Transfer agent's fees                                                               164,420
  Registration fees                                                                    14,621
  Legal fees                                                                            6,758
  Audit fees                                                                           19,525
  Trustees' fees                                                                        6,588
  Shareholder services fees (Note E)                                                   21,500
  Other                                                                                 7,901
  Advisory fees waived (Note E)                                                      (389,150)
    Total expenses before credits                                                   2,390,834
  Custodian fee credit (Note B)                                                       (56,972)
Net expenses                                                                        2,333,862
Net investment income                                                              13,837,178
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                     7,163
  Change in unrealized appreciation (depreciation) of investments                  (4,307,255)
Net loss on investments                                                            (4,300,092)
Net increase in net assets resulting from operations                             $  9,537,086

See notes to financial statements.

Tennessee                              F-289                                  9

[LOGO FOR SHIP ART]
Statements of Changes in Net Assets
 ................................................................................



INCREASE (DECREASE) IN NET ASSETS                                                 Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                          $ 13,837,178         $ 13,695,801
  Net realized gain (loss) on security transactions                                     7,163           (1,931,572)
  Change in unrealized appreciation (depreciation) of investments                  (4,307,255)           6,499,989
Net increase in net assets resulting from operations                                9,537,086           18,264,218
Distributions to Class A shareholders:
  From net investment income                                                      (13,267,447)         (13,101,540)
Distributions to Class C shareholders:
  From net investment income                                                         (682,508)            (583,052)
Net decrease in net assets from distributions to shareholders                     (13,949,955)         (13,684,592)
Fund share transactions (Note C):
  Proceeds from shares sold                                                        39,204,201           32,082,821
  Net asset value of shares issued in reinvestment of distributions                 7,501,429            7,353,697
  Cost of shares reacquired                                                       (30,194,633)         (36,625,736)
Net increase in net assets from Fund share transactions                            16,510,997            2,810,782
Net increase in net assets                                                         12,098,128            7,390,408
NET ASSETS:
  Beginning of year                                                               254,271,555          246,881,147
  End of year                                                                    $266,369,683         $254,271,555
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $262,095,133         $245,685,704
  Undistributed net investment income                                                                       11,209
  Accumulated net realized gain (loss) on security transactions                    (5,589,239)          (5,596,402)
  Unrealized appreciation (depreciation) of investments                             9,863,789           14,171,044
                                                                                 $266,369,683         $254,271,555

See notes to financial statements.

10                               F-290                                 Tennessee

[LOGO OF SHIP ART]

Notes to Financial Statements
 ................................................................................
A. Description of Business

   The Flagship Tennessee Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on November 2, 1987. On October 4, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Fund.

   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ. Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value. The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Tennessee                              F-291                                  11

Notes to Financial Statements
 ...............................................................................

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
     Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                Year Ended                  Year Ended
                                               May 31, 1996                 May 31, 1995
                                         -------------------------    --------------------------
                                           Shares       Amount         Shares         Amount
   Class A:
   Shares sold                            3,011,203   $ 33,202,281     2,599,849    $ 27,606,878
   Shares issued on reinvestment            636,833      7,027,667       654,188       6,930,735
   Shares reacquired                     (2,452,182)   (27,004,837)   (3,192,266)    (33,357,985)
   Net increase                           1,195,854   $ 13,225,111        61,771    $  1,179,628

   Class C:
   Shares sold                              542,572   $  6,001,920       420,452    $  4,475,943
   Shares issued on reinvestment             42,969        473,762        39,944         422,962
   Shares reacquired                       (290,776)    (3,189,796)     (312,865)     (3,267,751)
   Net increase                             294,765   $  3,285,886       147,531    $  1,631,154

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $112,977,150 and $96,720,502, respectively. At May 31, 1996, cost for federal income tax purposes is $253,604,604 and net unrealized appreciation aggregated $9,794,447, of which $11,051,617 related to appreciated securities and $1,257,170 related to depreciated securities.
     At May 31, 1996, the Fund has available a capital loss carryforward of approximately $5,519,900 to offset future net capital gains expiring on May 31, 2003.

12                               F-292                                 Tennessee

Notes to Financial Statements
 ................................................................................

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $389,150 of its advisory fees. Included in accrued expenses at May 31, 1996 are accrued advisory fees of $81,380. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $85,165 and $12,487 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $639,000 for the year ended May 31, 1996, of which approximately $550,600 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $18,400 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. LINE OF CREDIT
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $12 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $407,400, at a weighted average annualized interest rate of 6.85%. At May 31, 1996, the Fund had $672,142 outstanding under the line of credit.


Tennessee                              F-293                                  13

[LOGO OF SHIP ART]
Financial Highlights                  Selected data for each share of beneficial
                                      interest outstanding throughout the year.
 ................................................................................

                                                    Year Ended     Year Ended    Year Ended    Year Ended    Year Ended
Class A                                            May 31, 1996   May 31, 1995  May 31, 1994  May 31, 1993  May 31, 1992
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $  11.01       $  10.78      $  11.23      $  10.56      $  10.34
Income from investment operations:
  Net investment income                                0.59           0.60          0.61          0.62          0.65
  Net realized and unrealized gain (loss) on
   securities                                         (0.18)          0.23         (0.43)         0.68          0.22
Total from investment operations                       0.41           0.83          0.18          1.30          0.87
Less distributions:
  From net investment income                          (0.59)         (0.60)        (0.61)        (0.63)        (0.65)
  In excess of net realized capital gains                                          (0.02)
Total distributions                                   (0.59)         (0.60)        (0.63)        (0.63)        (0.65)
Net asset value, end of year                       $  10.83       $  11.01      $  10.78      $  11.23      $  10.56
Total return/(a)/                                      3.78%          8.04%         1.55%        12.60%         8.66%
Ratios to average net assets:
  Actual net of waivers and reimbursements:
    Expenses/(b)/                                      0.88%          0.89%         0.76%         0.88%         0.84%
    Net investment income                              5.30%          5.64%         5.42%         5.66%         6.18%
  Assuming credits and no waivers or
   reimbursements:
    Expenses                                           1.01%          1.07%         1.02%         1.05%         1.04%
    Net investment income                              5.17%          5.46%         5.16%         5.49%         5.98%
Net assets at end of year (000's)                  $250,886       $241,778      $236,230      $191,811      $126,833
Portfolio turnover rate                               37.57%         23.38%        16.93%        15.07%        34.57%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.86%; prior year numbers have not been restated to reflect these credits.

14                               F-294                                 Tennessee

[LOGO OF SHIP ART]                   Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                                                              Period From
                                                               Year Ended            Year Ended            October 4, 1993 to
CLASS C                                                       May 31, 1996          May 31, 1995              May 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.00               $ 10.78                $ 11.61
Income from investment operations:
  Net investment income                                            0.53                  0.54                   0.35
  Net realized and unrealized gain (loss) on securities           (0.18)                 0.22                  (0.83)
Total from investment operations                                   0.35                  0.76                  (0.48)
Less distributions:
  From net investment income                                      (0.53)                (0.54)                 (0.34)
  In excess of net realized capital gains                                                                      (0.01)
Total distributions                                               (0.53)                (0.54)                 (0.35)
Net asset value, end of period                                  $ 10.82               $ 11.00                $ 10.78
Total return/(a)/                                                  3.22%                 7.35%                 (5.92%)
Ratios to average net assets (annualized where appropriate):
  Actual net of waivers and reimbursements:
    Expenses/(b)/                                                  1.43%                 1.44%                  1.23%
    Net investment income                                          4.75%                 5.08%                  4.80%
  Assuming credits and no waivers or reimbursements:
    Expenses                                                       1.56%                 1.62%                  1.63%
    Net investment income                                          4.62%                 4.90%                  4.40%
Net assets at end of period (000's)                             $15,483               $12,494                $10,652
Portfolio turnover rate                                           37.57%                23.38%                 16.93%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.41%; prior period numbers have not been restated to reflect these credits.

Tennessee                              F-295                                  15

[LOGO OF SHIP ART]
Independent Auditors' Report
 ................................................................................
TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP TENNESSEE
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Tennessee Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Tennessee Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

16                               F-296                                 Tennessee

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996.
  1(c).    Certificate for the Establishment and Designation of Classes
           dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and Nuveen Ad-
           visory Corp.
     6.    Form of Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and Chase Man-
           hattan Bank.
     9.    Form of Transfer Agency and Service Agreement between Regis-
           trant and State Street Bank and Trust Company.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
    11.    Consent of Deloitte & Touche LLP, Independent Public Accoun-
           tants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees authorizing,
           among others, James J. Wesolowski and Gifford R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.

--------

*  To be filed by pre-effective amendment.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

At January 3, 1997:

                                                                    NUMBER OF
      TITLE OF SERIES                                             RECORD HOLDERS
      ---------------                                             --------------
      Nuveen Flagship Alabama Municipal Bond Fund
        Class A Shares...........................................        89
        Class B Shares...........................................         0
        Class C Shares...........................................         0
        Class R Shares...........................................         0
      Nuveen Georgia Municipal Bond Fund
        Class A Shares...........................................     2,185
        Class B Shares...........................................         0
        Class C Shares...........................................       212
        Class R Shares...........................................         0
      Nuveen Flagship Louisiana Municipal Bond Fund
        Class A Shares...........................................     1,136
        Class B Shares...........................................         0
        Class C Shares...........................................       105
        Class R Shares...........................................         0
      Nuveen Flagship North Carolina Municipal Bond Fund
        Class A Shares...........................................     3,999
        Class B Shares...........................................         0
        Class C Shares...........................................       233
        Class R Shares...........................................         0
      Nuveen Flagship South Carolina Municipal Bond Fund
        Class A Shares...........................................       162
        Class B Shares...........................................         0
        Class C Shares...........................................         0
        Class R Shares...........................................         0
      Nuveen Flagship Tennessee Municipal Bond Fund
        Class A Shares...........................................     5,648
        Class B Shares...........................................         0
        Class C Shares...........................................       349
        Class R Shares...........................................         0

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL             POSITIONS AND OFFICES       POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER            WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger        Chairman of the Board,      Chairman of the Board
333 West Wacker Drive          Chief Executive Officer     and Trustee
Chicago, IL 60606
Anthony T. Dean                President                   President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford               Executive Vice President    None
333 West Wacker Drive Chica-
go, IL 60606
John P. Amboian                Executive Vice President    None
333 West Wacker Drive          and Chief Financial Officer
Chicago, IL 60606
William Adams IV               Vice President              None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis               Vice President              None
One South Main Street Dayton,
OH 45402

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Clifton L. Fenton            Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 10TH DAY OF JANUARY, 1997.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST III

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen       Vice President and             January 10, 1997
 -------------------------------  Controller (Principal
       O. Walter Renfftlen        Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board    )
                                  and Trustee (Principal  )
                                  Executive Officer)      )
                                                          )
         Anthony T. Dean         President and Trustee    )     /s/ Gifford R. Zimmerman
                                                          }  By____________________________
        Lawrence H. Brown        Trustee                  )          Gifford R. Zimmerman
                                                          )            Attorney-in-Fact
      Anne E. Impellizzeri       Trustee                  )
                                                          )     January 10, 1997
      Margaret K. Rosenheim      Trustee                  )
                                                          )
         Peter R. Sawers         Trustee                  )

        Robert P. Bremner        Trustee

      William J. Schneider       Trustee


AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.
     6.    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and
           Chase Manhattan Bank.
     9.    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
    11.    Consent of Deloitte & Touche LLP, Independent Public
           Accountants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.